Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.4%)
Alabama (4.7%)
	Alabama GO	4.000%	11/1/2031	4,000	4,002
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	2,425	2,601
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2044	3,000	3,201
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2045	3,000	3,186
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,935	4,091
	Auburn University College & University Revenue	5.000%	6/1/2043	5,000	5,089
	Auburn University College & University Revenue	5.000%	6/1/2055	7,985	8,150
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	26,185	27,225
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2034	8,930	9,242
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	14,090	14,794
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	28,790	29,759
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	27,575	27,602
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	17,560	18,159
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	3,735	3,908
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2034	10,920	11,192
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	18,995	19,068
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	6,060	6,246
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2035	6,555	6,806
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	20,000	20,414
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	6/1/2036	50,000	52,558
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,290	33,199
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	23,470	24,465
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	14,645	15,144
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	2,425	2,521
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	10,755	10,827
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	25,195	25,362
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	38,850	40,785
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	4,960	4,982
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	13,165	13,637
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	12,875	13,161
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	24,880	25,774
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,630	1,583
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,560	1,477
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2030	1,000	1,002
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	22,380	22,574
[2]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2034	5,120	5,287
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	24,250	25,376
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	1,215	1,226
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	1,185	1,196
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	597
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	571
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	642
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	499
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	583
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	5,000	5,357
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	5,000	5,339
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	4,000	4,258
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	1,175	1,241
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	5,825	6,139
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	20,350	21,140
	Limestone County Water & Sewer Authority Water Revenue	4.250%	12/1/2054	1,450	1,316
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	1,685	1,737
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	35,450	36,490
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2045	750	795
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	29,770	31,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	24,620	26,078
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	3,335	3,400
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	31,990	32,111
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	10,500	11,130
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	12,315	12,427
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	2,000	1,988
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,215	1,284
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	21,030	21,608
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	29,425	30,609
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,610	1,686
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	5,665	5,974
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	2,225	2,324
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	34,020	35,843
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2043	3,720	2,950
	University of Alabama College & University Revenue	4.000%	7/1/2040	2,000	1,954
	University of Alabama College & University Revenue	4.000%	7/1/2046	8,665	8,078
	University of Alabama College & University Revenue	4.000%	7/1/2047	5,000	4,589
	University of Alabama College & University Revenue	4.000%	7/1/2048	1,745	1,578
	University of Alabama College & University Revenue	4.000%	7/1/2054	1,000	865
[3]	University of South Alabama College & University Revenue	5.000%	10/1/2029	1,000	1,019
[3]	University of South Alabama College & University Revenue	5.000%	10/1/2030	1,020	1,040
[3]	University of South Alabama College & University Revenue	5.000%	10/1/2031	1,000	1,018
[3]	University of South Alabama College & University Revenue	5.000%	10/1/2032	750	763
[3]	University of South Alabama College & University Revenue	5.000%	10/1/2033	1,435	1,459
	University of South Alabama College & University Revenue	5.000%	11/1/2051	13,900	14,097
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	2,120	2,135
					892,734
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,025	2,190
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	800	873
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	850	909
	Municipality of Anchorage AK GO	4.000%	9/1/2037	1,000	996
	Municipality of Anchorage AK GO	4.000%	9/1/2038	1,000	987
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	5,465	4,579
					10,534
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	99
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2036	1,500	1,604
	Arizona Board of Regents College & University Revenue	5.000%	6/1/2044	1,500	1,600
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2045	3,250	3,457
	Arizona Board of Regents College & University Revenue	5.000%	8/1/2045	1,120	1,173
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2046	4,000	4,224
	Arizona Board of Regents College & University Revenue	5.000%	8/1/2046	1,000	1,042
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2047	2,000	2,097
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2051	1,430	1,497
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2056	1,740	1,808
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	1,610	1,483
[4]	Arizona IDA Charter School Aid Revenue (Academies of Math & Science Projects)	5.500%	7/1/2056	330	314
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	505	440
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2051	2,450	1,928
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	4,660	3,469
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	970
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,446
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	605	657
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2045	1,250	1,307
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2046	1,100	1,143
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,928	4,832
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	4,000	4
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,000	5
	Arizona State University College & University Revenue	5.000%	7/1/2043	5,400	5,569
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	1,035	917
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	4,810	4,854
	Glendale IDA College & University Revenue	5.000%	5/15/2045	2,000	2,098
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,275	1,356
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,058
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2041	1,275	1,117
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2049	3,500	3,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2055	11,535	9,327
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,350	1,411
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,057
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,000	1,044
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,500	1,558
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,750	2,846
	Maricopa County IDA Health, Hospital, Nursing Home Revenue (Bonesta Project)	7.000%	5/1/2066	14,100	14,515
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	220	223
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2033	200	204
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2034	200	203
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2035	250	251
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/2037	250	251
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	2,430	2,324
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2045	3,500	3,706
	Mesa AZ Utility System Multiple Utility Revenue	2.000%	7/1/2047	3,240	2,076
	Mesa AZ Utility System Multiple Utility Revenue	2.000%	7/1/2048	5,000	3,129
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2037	3,750	3,771
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2042	3,000	2,968
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,100	2,169
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	2,990	3,082
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,350	3,447
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2038	3,440	3,533
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	3,000	3,514
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	1,500	1,757
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	6,540	6,698
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	3,500	3,625
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	835
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	6,250	4,438
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	500	355
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,175	1,890
[3]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2042	1,700	1,823
[3]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2043	2,360	2,521
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/2032	1,035	1,036
	Queen Creek AZ COP	5.000%	10/1/2043	1,235	1,317
	Queen Creek AZ COP	5.000%	10/1/2044	830	881
	Queen Creek AZ COP	5.000%	10/1/2045	1,030	1,088
	Queen Creek AZ COP	5.000%	10/1/2046	875	918
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/2050	1,345	1,211
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	2,765	2,862
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,000	3,065
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	7,000	7,299
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	45,000	47,272
[4]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	2,720	2,621
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	2,340	2,365
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	4,665	4,702
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	7,250	6,709
	Tucson AZ Water System Intergovernmental Agreement Revenue	5.000%	7/1/2045	1,800	1,920
	Tucson AZ Water System Intergovernmental Agreement Revenue	5.000%	7/1/2046	1,300	1,378
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2037	2,500	2,756
[1]	Western Maricopa Education Center District No. 402 (School Improvement Project - 2025) GO	5.000%	7/1/2038	2,750	3,010
					248,652
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,400	1,463
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2042	1,160	1,245
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2043	1,055	1,131
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2044	1,110	1,184
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,645	1,732
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	2,185	2,276
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2042	1,000	1,032
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,000	1,031
	Rogers School District No. 30 GO	3.000%	2/1/2030	4,660	4,581
					15,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (7.4%)
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	5,929
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2043	5,310	5,710
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2044	5,175	5,534
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2045	5,460	5,809
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2046	3,650	3,856
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	21,000	21,957
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	8,000	8,336
	Antelope Valley Community College District GO	0.000%	8/1/2047	1,000	369
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,330	465
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	11,270	12,019
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	22,500	23,936
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	9,855	10,112
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	6/1/2036	20,865	22,208
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/2029	1,200	1,242
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	10,000	10,586
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	19,115	19,253
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	825	855
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	865	903
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,945	10,721
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	2,730	2,843
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	11,820	12,332
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	20,000	21,317
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	9,625	9,890
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	32,800	33,470
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	22,225	23,506
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	7,360	7,577
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	14,770	14,898
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	50,000	51,806
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	10,030	10,226
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	14,475	15,126
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	16,640	16,820
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	19,470	19,653
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	11,630	12,273
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	13,035	13,607
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2034	19,875	21,012
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	2,442	46
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,110	876
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	1,500	1,154
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	4,120
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	2,500	1,672
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,075	928
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	8,000	9,221
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	3,555	4,076
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	6,200	6,879
	California GO	3.000%	11/1/2041	5,500	4,692
	California GO	5.000%	8/1/2043	5,000	5,435
	California GO	5.000%	8/1/2044	3,950	4,275
	California GO	5.000%	10/1/2047	8,020	8,603
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,435	7,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	3,700	3,997
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	3,785	4,171
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	8,840	8,906
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	6,513	6,459
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	13,668	13,030
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,929	12,179
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	1,743	1,735
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,728
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,500	7,219
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,475	1,422
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2046	7,370	7,810
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	16,725	17,647
[4]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	5,000	4,818
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/2056	3,350	3,433
	California Infrastructure & Economic Development Bank Recreational Revenue	5.500%	7/1/2056	3,805	4,048
	California Municipal Finance Authority	4.050%	7/20/2041	2,821	2,523
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,470	1,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	8,000	6,838
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,095	7,787
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,240	1,207
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	8,347	8,122
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	2,613	2,400
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	3,938	3,564
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	4,465	3,289
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	1,200	856
[4]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	1,550	1,616
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	3,235	3,451
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	1,245	1,321
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	4,920	4,731
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	15,420	14,439
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	4,000	4,280
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	3,825	3,829
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2044	1,060	1,139
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2045	3,100	3,322
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	1,435	1,529
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2047	2,555	2,706
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	1,955	2,089
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,610	4,899
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,675	1,786
	California State University College & University Revenue	5.000%	11/1/2045	13,415	14,594
	California State University College & University Revenue	5.000%	11/1/2046	1,960	2,117
	California State University College & University Revenue	5.000%	11/1/2047	3,465	3,715
	California State University College & University Revenue	5.000%	11/1/2048	3,860	4,115
	California State University College & University Revenue	5.000%	11/1/2057	8,270	8,637
	California State University College & University Revenue PUT	2.900%	11/1/2029	6,505	6,478
	California State University College & University Revenue PUT	3.150%	11/1/2032	8,370	8,284
	California State University College & University Revenue PUT	3.125%	11/1/2051	1,000	1,001
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	879
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	3,000	2,181
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	2,985
[3]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,227
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	1,145	1,197
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	7,325	7,647
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,437
	Coast Community College District GO	3.000%	8/1/2039	4,300	3,749
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	10,000	6,767
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	4,505	3,893
	Downey Unified School District GO	3.000%	8/1/2046	5,720	4,461
	Downey Unified School District GO	3.000%	8/1/2047	6,240	4,785
[6]	El Camino Healthcare District GO	0.000%	8/1/2030	5,000	4,408
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,625	1,440
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	750	665
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,048
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,276
[4,7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	8,927	8,117
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	5,856	5,329
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,753	3,903
[7]	Freddie Mac Pool	3.600%	7/1/2040	3,914	3,493
[7]	Freddie Mac Pool	3.720%	1/1/2041	3,519	3,188
	Fresno Unified School District GO	3.000%	8/1/2055	6,500	4,526
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	7,700	7,125
	Gavilan Joint Community College District GO	3.000%	8/1/2045	8,215	6,462
	Glendale Community College District GO	0.000%	8/1/2033	1,405	1,098
[3]	Hayward Unified School District GO	5.000%	8/1/2040	7,070	7,266
	Hughson Unified School District GO	5.250%	8/1/2060	5,150	5,452
	Kern Community College District GO	3.000%	8/1/2046	4,890	3,801
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	1,000	922
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,122
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	500	391
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	5,050	5,479
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	2,000	2,107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	700	756
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	630	686
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	410	447
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	535	583
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	346
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	800	872
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	155	169
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	90	98
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	510	556
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	200	217
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	265	291
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	160	171
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	310	334
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	475	521
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	925	1,014
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	300	329
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	335	355
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,315	2,466
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	810	886
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	265	290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	350	371
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	140	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,365	1,476
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	860	934
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	285	301
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	45	48
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	150	161
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	960	1,036
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	325	341
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	295	311
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	240	259
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	40	42
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,125	2,274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	115	123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	210	226
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	110	118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	260	279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	255	269
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	47
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	150	160
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	615	657
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	180	187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	830	881
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	265	282
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,450	2,600
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	920	972
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,905	3,002
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	575	604
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	275	289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	820	853
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	60	63
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,435	1,506
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	90	94
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	7,985	8,444
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	104
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,480	1,531
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,295	1,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,065	1,114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	300	314
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	5,855	6,166
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	6,785	7,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,035	1,058
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	9,045	9,455
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	6,520	6,816
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,215	5,336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	7,455	7,743
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,410	1,467
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	2,145	2,191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,040	4,151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	15,705	16,182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,985	3,046
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,985	2,030
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	490	499
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	4,120	4,213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	3,535	3,598
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	815	823
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	320	324
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	1,670	1,694
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,535	1,551
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,300	2,336
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	9,080	9,175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	1,480	1,496
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	210	213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	10,550	10,878
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	300	324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	495	535
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	355	387
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	685	746
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,330	1,458
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	120	129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	570	618
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	300	329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	500	539
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	125	137
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	140	148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	32
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	490	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	415	434
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,150	2,290
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	165	179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	75	79
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	97
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	220	232
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	64
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	740	775
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	175	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	700	736
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,175	2,297
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	645	681
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	260	278
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	90	95
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	55	58
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	35	37
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,815	1,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,045	7,514
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	89
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	84
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	280	295
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	705	744
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,110	4,264
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	295	307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	240	251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	155	163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	435	451
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	700	730
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	185	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	395	414
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,655	2,796
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,280	2,375
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,640	1,712
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,000	1,045
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	130	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,160	1,184
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	100	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	3,000	3,029
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,000	2,129
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	2,035	2,160
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	1,425	1,505
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	30,855	32,366
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	13,635	13,931
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	10,075	10,689
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	7,750	5,665
	Oakland CA GO	5.500%	7/15/2053	2,005	2,120
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,078
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2051	3,040	3,175
	Palomar Health GO	0.000%	8/1/2037	5,415	3,170
[1]	Palomar Health GO	7.000%	8/1/2038	10,000	10,827
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2033	4,345	4,363
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/2034	4,000	4,010
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,250	2,320
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,475	3,584
[6]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2028	15,815	14,788
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2051	5,935	5,522
	San Diego CA Unified School District GO	0.000%	7/1/2033	2,500	1,943
	San Diego CA Unified School District GO	0.000%	7/1/2035	3,605	2,576
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,610	4,475
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	5,035	3,719
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	3,000	2,421
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,735	1,777
	San Francisco Unified School District GO	5.000%	6/15/2044	1,250	1,320
[1]	San Jacinto Unified School District COP	5.000%	9/1/2037	1,850	1,960
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	878
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/2047	5,165	5,550
[1]	Sanger Unified School District GO	3.000%	8/1/2044	2,000	1,643
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,500	2,296
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,585	1,304
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	1,495	1,367
	Solano County Community College District GO	3.000%	8/1/2050	3,100	2,266
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	8,530	8,932
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,855	5,202
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2046	2,705	2,821
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2047	3,690	3,821
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,175	7,444
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	4,710	5,090
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	7,295	7,564
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	2,500	2,684
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2046	2,525	2,660
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2050	5,445	5,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	470	492
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	7,545	7,913
	Southwestern Community College District GO	3.000%	8/1/2040	2,000	1,726
	State Center Community College District GO	3.000%	8/1/2041	5,250	4,380
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2045	1,375	1,097
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/2050	1,500	1,095
	University of California College & University Revenue	5.000%	5/15/2036	29,745	33,840
	University of California College & University Revenue	5.000%	5/15/2038	3,590	3,972
	University of California College & University Revenue	5.250%	5/15/2038	14,000	16,233
	University of California College & University Revenue	5.000%	11/15/2038	8,675	9,644
	University of California College & University Revenue	5.000%	11/15/2038	7,800	8,672
	University of California College & University Revenue	5.000%	11/15/2039	7,175	8,122
	University of California College & University Revenue	5.250%	5/15/2040	4,695	5,430
[1]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,349
					1,410,196
Colorado (1.8%)
[3]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	6,125	6,495
[3]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,895	4,102
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2038	1,370	1,364
	Adams County CO COP	4.000%	12/1/2054	1,000	873
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	7,130	7,395
	Aurora CO Sewer Revenue (Interceptor Pipeline Project)	4.000%	8/1/2053	4,495	4,093
	Aurora CO Water Revenue	4.000%	8/1/2054	3,855	3,460
	Berthoud CO COP	4.000%	12/1/2049	5,925	5,178
[3]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2042	2,160	2,306
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	2,000	2,219
[3]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	1,770	1,882
[3]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2044	1,200	1,270
[3]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2045	1,250	1,315
[3]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2046	2,375	2,483
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,360	1,425
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,870	1,944
	Boulder CO COP	5.000%	11/1/2043	3,615	3,858
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	2,610	2,417
	Broomfield CO City & County COP	5.000%	2/1/2044	850	909
	Broomfield CO City & County COP	5.000%	2/1/2046	1,500	1,586
	Broomfield CO City & County COP	5.000%	2/1/2047	1,500	1,575
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2050	1,180	1,038
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2048	1,300	1,351
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	2,581	2,584
	Colorado COP	6.000%	12/15/2040	5,000	5,631
	Colorado COP	6.000%	12/15/2041	3,570	4,005
	Colorado COP	5.000%	3/15/2043	1,250	1,335
	Colorado COP	5.000%	3/15/2045	1,250	1,320
	Colorado COP	5.000%	3/15/2046	1,500	1,576
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/2038	1,000	1,013
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/2048	2,500	2,160
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2051	750	601
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2061	1,350	1,023
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2043	4,750	4,773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,550	1,666
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,200	1,239
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,235	2,343
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,750	1,811
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	2,000	2,064
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	20,850	18,157
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	8,900	7,778
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2026	1,010	1,016
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,000	857
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/2048	605	607
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/2050	585	585
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	1,725	1,918
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	2,295	2,503
[2]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2057	2,375	2,636
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	6,000	6,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	1,000	1,050
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	1,665	1,778
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,180	1,256
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,128
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	1,855	1,679
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	4,000	4,169
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2053	15,675	16,424
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	34,400	36,276
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2043	1,295	1,324
[3]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	1,250	1,307
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2044	1,085	1,161
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	2,565	2,045
	Denver City & County School District No. 1 GO	5.000%	12/1/2045	1,240	1,298
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	3,079
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	1,000	1,055
[4]	DIATC Metropolitan District GO	5.000%	12/1/2039	1,000	1,002
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2042	500	536
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2043	500	534
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2044	500	531
	Durango CO Sales & Use Tax Sales Tax Revenue	5.000%	12/1/2045	525	555
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	4,120	3,762
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	6,560	5,782
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2038	1,065	633
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,535	2,498
[3]	Eagle River Water & Sanitation District GO	5.000%	12/1/2045	350	371
[3]	Eagle River Water & Sanitation District GO	5.000%	12/1/2046	675	710
[3]	Eagle River Water & Sanitation District GO	5.000%	12/1/2047	750	781
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2038	1,070	1,138
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/2041	2,150	2,266
	El Paso County School District No. 3 Widefield GO	5.250%	12/1/2055	4,445	4,607
	Erie CO COP	5.000%	12/1/2043	1,720	1,820
	Grand County School District No. 2 East Grand GO	4.000%	12/1/2039	1,390	1,362
[1]	Grand River Hospital District GO	6.000%	12/1/2040	600	684
[1]	Grand River Hospital District GO	6.000%	12/1/2041	415	472
[1]	Grand River Hospital District GO	6.000%	12/1/2042	500	567
[1]	Grand River Hospital District GO	6.000%	12/1/2043	300	339
[1]	Grand River Hospital District GO	6.000%	12/1/2044	385	434
[1]	Grand River Hospital District GO	6.000%	12/1/2045	335	376
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2042	1,000	1,060
[1]	Gypsum CO Sewer Revenue	4.000%	12/1/2049	1,345	1,199
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2054	8,675	8,801
	Jefferson County School District R-1 GO	4.000%	12/15/2037	2,220	2,217
[3]	Johnstown CO Water Revenue	5.000%	12/1/2048	1,820	1,893
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2043	830	937
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2044	710	797
	Metro Water Recovery Sewer Revenue	5.000%	4/1/2046	1,350	1,433
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,563
	Montrose CO (Public Works Facility Project) COP	5.000%	12/1/2055	1,060	1,075
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,150	1,201
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2043	2,500	2,607
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2044	2,500	2,599
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/2052	12,800	11,226
[4,8]	Pinery Commercial Metropolitan District No. 2 GO, 6.250% coupon rate effective 12/5/2028	0.000%	12/5/2056	1,835	1,599
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2046	800	882
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2047	1,000	1,094
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2048	1,000	1,089
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2049	1,115	1,211
	Pitkin County School District No. 1 Aspen GO	5.500%	12/1/2050	1,400	1,518
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2046	1,595	1,684
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2047	705	739
	Platte River Power Authority Electric Power & Light Revenue	5.000%	6/1/2048	1,190	1,240
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,049
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2035	1,860	1,953
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2036	2,850	2,984
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/2038	4,440	4,618
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2054	1,250	1,289
	University of Colorado College & University Revenue	4.000%	6/1/2048	4,900	4,505
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	899
	University of Colorado College & University Revenue	4.250%	6/1/2055	4,000	3,717
	University of Colorado College & University Revenue	5.250%	6/1/2055	10,000	10,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2036	4,155	4,367
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	3,000	3,093
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	13,015	13,425
	Weld County School District No. RE-4 GO	5.000%	12/1/2042	2,145	2,274
					351,059
Connecticut (0.7%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2031	1,210	1,314
	Aquarion Water Authority Water Revenue	5.250%	8/1/2037	280	312
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	615	681
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	430	472
[3]	Aquarion Water Authority Water Revenue	0.000%	8/1/2045	615	247
[3]	Aquarion Water Authority Water Revenue	0.000%	8/1/2046	575	215
	Aquarion Water Authority Water Revenue	0.000%	8/1/2047	1,335	471
	Aquarion Water Authority Water Revenue	0.000%	8/1/2047	1,325	452
	Aquarion Water Authority Water Revenue	0.000%	8/1/2048	1,525	504
[3]	Aquarion Water Authority Water Revenue	0.000%	8/1/2048	1,000	325
	Aquarion Water Authority Water Revenue	0.000%	8/1/2049	1,365	422
	Aquarion Water Authority Water Revenue	0.000%	8/1/2049	1,325	397
	Connecticut GO	3.000%	6/1/2038	2,000	1,765
	Connecticut GO	3.000%	1/15/2039	4,710	4,096
[3]	Connecticut GO	5.000%	4/15/2039	5,050	5,221
	Connecticut GO	3.000%	1/15/2040	4,790	4,055
	Connecticut GO	3.000%	11/15/2042	1,600	1,328
	Connecticut GO	5.000%	3/15/2043	385	412
	Connecticut GO	5.000%	8/15/2043	9,530	10,234
	Connecticut GO	3.000%	11/15/2043	1,000	819
	Connecticut GO	5.000%	3/15/2044	225	240
	Connecticut GO	5.000%	8/15/2044	5,000	5,342
	Connecticut GO	5.000%	3/15/2045	215	228
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2045	940	944
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,940	1,914
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	3,165	3,375
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,460	2,676
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	2,250	2,281
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	4,500	4,535
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	6,155	6,625
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	860	915
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	1,430	1,515
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	16,095	18,234
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	1,405	1,474
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	1,250	1,305
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,250	1,202
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,830	1,682
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	6,775	7,144
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.375%	12/15/2061	950	957
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2046	1,205	1,242
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2047	1,000	1,023
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.000%	8/1/2048	9,520	9,674
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.250%	8/1/2051	4,960	5,128
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.500%	8/1/2056	9,295	9,815
	Metropolitan District GO	5.000%	7/15/2036	1,750	1,801
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,653
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,250	1,192
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	1,000	1,033
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	600	606
	University of Connecticut College & University Revenue	5.000%	8/15/2042	1,000	1,063
	University of Connecticut College & University Revenue	5.000%	8/15/2043	700	742
					137,302
Delaware (0.4%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,895	8,160
	Delaware GO	4.000%	5/1/2041	8,000	7,893
	Delaware GO	4.000%	5/1/2043	13,140	12,801
	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	2/1/2056	625	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	2/1/2061	450	427
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	4,790	4,710
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,480	1,571
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	3,835	4,055
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,025	2,130
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	3,140	3,287
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,645	3,791
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,605	5,790
[7]	Freddie Mac Pool	4.350%	1/1/2044	1,988	1,879
	University of Delaware College & University Revenue	5.000%	11/1/2041	1,620	1,807
	University of Delaware College & University Revenue	5.000%	11/1/2041	2,490	2,768
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,840	2,042
	University of Delaware College & University Revenue	5.000%	11/1/2042	3,705	3,973
	University of Delaware College & University Revenue	5.000%	11/1/2043	1,000	1,111
	University of Delaware College & University Revenue	5.000%	11/1/2043	2,090	2,314
	Wilmington DE GO	5.000%	1/1/2043	2,560	2,741
					73,850
District of Columbia (1.7%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	1,500	1,357
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2055	1,000	883
	District of Columbia College & University Revenue	3.000%	4/1/2040	700	573
	District of Columbia College & University Revenue	3.000%	4/1/2041	750	603
	District of Columbia College & University Revenue	5.000%	4/1/2046	1,500	1,513
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	5,475	5,893
	District of Columbia GO	5.000%	10/15/2037	5,000	5,186
	District of Columbia GO	5.000%	10/15/2038	3,105	3,214
	District of Columbia GO	5.000%	6/1/2042	8,555	8,635
	District of Columbia GO	5.000%	6/1/2043	1,000	1,019
	District of Columbia GO	5.000%	10/15/2044	25,000	25,660
	District of Columbia GO	5.000%	6/1/2045	3,000	3,191
	District of Columbia GO	5.000%	6/1/2046	1,145	1,209
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.200%	12/1/2026	1,075	1,075
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	2,605	2,708
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	1,680	1,777
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	11,485	11,829
[2]	District of Columbia Income Tax Revenue	5.000%	6/1/2046	11,320	11,957
[2]	District of Columbia Income Tax Revenue	5.000%	6/1/2047	7,335	7,693
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	7,875	8,256
[2]	District of Columbia Income Tax Revenue	5.000%	6/1/2048	10,000	10,431
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	12,000	12,411
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2039	3,500	3,418
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,000	1,072
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,625	1,733
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2045	1,500	1,593
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	1,250	1,252
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	2,000	2,000
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	1,735	1,594
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	39,740	34,216
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,300	11,451
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	29,414
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	492
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2040	1,170	1,129
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	1,400	1,256
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	4,000	3,983
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	2,540	2,505
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	4,000	3,314
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	1,330	1,406
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	3,860	4,034
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	6,325	6,493
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2050	6,500	6,802
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	6,405	6,604
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	4,155	4,222
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	21,500	22,195
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	18,295	18,563
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	20,600	21,705
					319,519
Florida (4.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,200	1,040
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	2,500	2,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	10,000	8,541
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,195	3,478
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	5,500	5,769
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	1,500	1,269
	Broward County FL School District GO	5.000%	7/1/2046	2,235	2,311
	Cape Coral FL Sewer Revenue	5.000%	9/1/2043	1,000	1,050
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.900%	3/1/2037	2,675	2,595
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	4.150%	3/1/2040	2,905	2,758
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	4.200%	3/1/2041	2,580	2,454
[3]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/2048	1,250	1,321
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	1,500	1,545
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	11,430	10,030
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2049	3,270	2,932
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2054	1,400	1,225
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,000	818
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	845	767
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2050	500	456
[4]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/2053	4,250	4,304
[4]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/2058	3,600	3,649
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/2034	610	630
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/2044	405	414
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/2054	1,050	1,065
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/2060	1,000	1,015
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	3,000	2,406
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NCH Healthcare System Project)	5.000%	4/1/2035	8,835	9,645
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2042	500	536
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2043	750	801
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2044	700	746
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2043	8,930	9,022
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	18,515	16,094
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,000	975
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,012
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,135	1,083
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,100	1,039
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	8,260	8,135
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	560	526
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	600	556
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	395	363
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2051	905	831
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	3,000	2,783
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	2,000	2,134
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	2,710	2,866
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,110	1,144
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	720	758
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,028
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	2,070	2,162
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2045	440	457
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	485	519
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2035	350	351
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2036	400	397
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2037	400	397
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2039	785	663
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,005	3,252
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,945	3,215
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	2,665	2,921
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	5,600	5,610
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	4,750	5,061
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2048	5,335	5,733
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/2049	5,000	5,325
[7]	Freddie Mac Pool	3.300%	8/1/2039	4,854	4,353
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2033	6,075	6,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2036	8,235	8,372
	Greenbriar Community Development District Special Assessment Revenue	5.700%	5/1/2058	760	738
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	7,445	7,491
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/2054	1,000	985
	Hernando County FL Miscellaneous Revenue	5.250%	6/1/2047	4,000	4,165
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	720	702
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	1,070	1,076
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	8,945	9,121
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2034	5,955	5,511
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2035	6,135	5,602
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2046	4,330	3,262
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	13,130	12,998
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2051	2,685	2,440
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	2,000	1,833
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	16,725	14,384
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,065	1,076
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	2,015	2,018
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	7,170	7,650
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2046	5,600	5,934
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2047	4,300	4,559
	Kissimmee FL Miscellaneous Revenue	5.000%	10/1/2054	19,695	20,058
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2048	2,000	2,093
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,290	1,332
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,475	1,517
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,195	2,248
	Lee County School Board COP	5.000%	8/1/2042	8,315	8,821
	Lee County School Board COP	5.000%	8/1/2044	2,800	2,952
	Lee County School Board COP	5.000%	8/1/2045	1,690	1,776
	Lee County School Board COP	4.000%	8/1/2046	1,165	1,065
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	8,870	9,378
	Marco Island FL Sales Tax Revenue	2.000%	10/1/2037	1,020	760
[3]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/2031	1,635	1,645
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2032	2,905	2,939
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,500	1,512
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2034	1,640	1,652
[3]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2035	1,770	1,777
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2036	3,390	3,453
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2037	3,000	3,055
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/2053	25,245	26,187
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	8,810	9,499
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2043	17,560	18,852
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2040	4,420	4,299
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,600	3,587
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	2,250	2,166
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	5,405	5,157
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2041	10,055	10,846
	Miami-Dade County FL GO	5.000%	7/1/2037	4,465	4,680
	Miami-Dade County FL GO	5.000%	7/1/2038	5,735	5,991
	Miami-Dade County FL GO	2.375%	7/1/2040	955	706
	Miami-Dade County FL GO	5.000%	7/1/2043	1,385	1,429
	Miami-Dade County FL GO	5.000%	7/1/2048	5,000	5,207
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	3,370	3,409
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,775	3,814
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	12,610	12,732
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	15,799
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2038	3,680	3,679
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	1,750	763
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/2037	4,885	4,412
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	3,225	3,286
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,240
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	4,265	3,786
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	1,070	963
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,860	5,053
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,624
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	10,000	9,204
[4]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	7,560	7,788
	Miami-Dade County School Board GO	5.000%	3/15/2046	6,130	6,420
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	15,000	13,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade FL GO	5.000%	7/1/2046	1,020	1,040
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/2055	1,230	1,228
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2046	5,600	5,880
[4]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	865	811
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	475	479
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	690	698
[4]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	690	695
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	5,100	5,285
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	27,115	22,727
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	23,460	23,985
[1]	Orlando FL Miscellaneous Revenue	5.250%	11/1/2044	3,225	3,447
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	15,000	15,748
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2036	2,335	2,372
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2038	3,160	3,202
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/2031	6,000	6,810
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/2031	7,540	8,593
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	250	254
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	250	253
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	250	252
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	9,455	7,894
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	1,000	987
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,500	1,435
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/2059	3,625	3,587
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	5,750	5,000
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	1,800	1,462
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	5/15/2061	1,480	1,482
	Palm Beach County School District COP	5.000%	8/1/2039	1,000	1,068
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2047	3,000	3,122
	Palm Coast FL Utility Water Revenue	5.000%	10/1/2048	3,000	3,106
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	10,000	10,540
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,030	1,127
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	885	963
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,390	1,504
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,090	3,331
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,725	3,974
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	8,000	8,487
[1]	Pasco County School Board COP	5.000%	8/1/2043	5,840	6,068
[1]	Pasco County School Board COP	5.000%	8/1/2046	1,055	1,089
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2048	3,285	3,103
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/2053	2,355	2,203
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/2042	12,000	12,109
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	16,185	13,792
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	5,850	5,478
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	3,150	2,980
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	5,220	4,238
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2044	2,415	2,404
[1]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/2053	10,000	10,268
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2045	4,735	4,843
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	400	275
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	2,010	1,243
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2038	3,000	1,755
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2041	1,200	594
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2042	1,150	538
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	2,150	843
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	5.000%	7/1/2046	9,615	10,112
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	5.000%	7/1/2047	10,095	10,542
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	5.000%	7/1/2048	10,600	11,018
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	375	366
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	5,215	5,363
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2046	1,500	1,543
					818,445
Georgia (2.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2038	10,270	10,800
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2043	16,775	17,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2040	2,500	2,502
	Atlanta GA Airport Customer Facility Charge Port, Airport & Marina Revenue	5.500%	7/1/2050	20,500	21,818
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	1,000	1,073
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,085	2,211
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2043	1,840	1,945
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2048	2,000	2,099
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,535
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,335
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,000	984
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2040	2,000	1,933
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,000	1,002
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,330	10,430
	Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2047	1,000	1,057
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	3,275	3,276
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2039	955	996
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/2041	1,000	805
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2042	1,000	951
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	10,000	8,589
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	1,690	1,828
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	5,015	5,378
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	3,560	3,799
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	5,205	5,509
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2033	1,370	1,380
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2038	1,250	1,223
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2039	1,430	1,386
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2040	1,000	956
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2041	1,000	943
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2034	785	785
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/2035	1,000	1,000
[6]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2026	485	485
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	1,250	1,324
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2044	6,180	6,574
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2055	10,000	10,266
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,945	7,808
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	6,205	6,082
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Windmont Pointe Project)	4.000%	7/1/2036	525	515
	Development Authority for Fulton County Recreational Revenue	5.000%	3/15/2036	1,400	1,540
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	2,340	2,434
[7]	Freddie Mac Pool	3.700%	9/1/2038	1,584	1,467
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2045	1,575	1,641
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2047	1,965	2,021
	Fulton County Development Authority College & University Revenue	5.250%	6/1/2056	13,175	13,466
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	1,875	1,876
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2049	5,000	4,396
[4]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.750%	7/1/2066	3,160	3,114
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/2045	1,825	1,452
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	4,000	3,250
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	5,650	4,438
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	1,625	1,635
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	4,945	4,946
	Georgia GO	5.000%	7/1/2046	13,450	14,429
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	4,865	4,935
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	5,790	5,885
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/2046	3,215	2,467
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2049	7,500	5,689
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/2051	2,750	2,035
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,265	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	10/1/2033	5,270	5,518
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2028	1,450	1,490
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	1,250	1,313
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	20,190	20,209
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,265	2,285
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	7,335	7,372
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	22,675	23,717
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	38,075	39,987
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,115	2,222
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	22,370	23,551
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,000	22,120
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	14,000	14,552
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	33,220	35,187
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	12,715	13,492
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	9,280	9,671
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2034	5,420	5,123
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	2,500	2,239
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,809
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	4,000	4,132
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	20,000	22,102
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	8,030	8,921
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	1,440	1,569
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2045	750	670
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2037	1,000	993
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2040	1,030	982
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/2034	5,000	5,001
					515,462
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	780	821
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	800	835
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2040	650	673
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2041	780	801
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	100	105
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2042	975	1,000
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	150	157
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	210	223
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	150	159
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	150	159
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	2,050	2,097
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,785	3,724
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,052
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	2,820	2,965
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	116
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,350	1,358
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	270	282
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	650	672
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	385	393
					17,592
Hawaii (0.3%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,135	2,248
	Hawaii GO	4.000%	10/1/2031	6,770	6,777
	Hawaii GO	5.000%	1/1/2037	18,720	19,133
	Hawaii GO	5.000%	1/1/2038	7,015	7,160
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2038	2,770	2,864
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2039	3,155	3,254
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/2040	2,565	2,640
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/2051	5,920	4,204
	Honolulu HI City & County GO	5.000%	7/1/2044	1,000	1,056
	Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,053
	Honolulu HI City & County GO	5.000%	7/1/2046	1,000	1,046
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2036	2,510	2,515
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	2,605	2,886
	Maui County HI GO	4.000%	3/1/2037	685	687
					57,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Idaho (0.3%)
[4]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	568	576
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/2033	1,300	1,161
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2036	4,200	4,303
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2037	3,060	3,129
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/2044	6,630	6,631
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/2047	14,180	14,219
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2038	2,500	2,468
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2039	2,450	2,390
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	3,500	3,245
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	4,955	5,389
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/2048	6,600	6,183
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,595	1,689
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	3,105	3,277
					54,660
Illinois (5.2%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/2028	550	522
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2033	1,000	1,008
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2034	2,000	2,042
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2034	1,000	1,004
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2035	1,290	1,293
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/2036	1,575	1,576
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,250	1,300
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,250	1,288
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,000	1,055
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,095	1,152
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	4,640	4,625
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	22,125	23,148
[6]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,209
[6]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	12,059
[6,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	1,989
[1]	Chicago Board of Education GO	5.000%	12/1/2031	625	645
[1]	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,546
	Chicago Board of Education GO	5.000%	12/1/2032	1,400	1,413
	Chicago Board of Education GO	5.125%	12/1/2032	1,250	1,244
	Chicago Board of Education GO	5.000%	12/1/2033	1,560	1,570
	Chicago Board of Education GO	5.000%	12/1/2034	1,000	1,003
[1]	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,024
	Chicago Board of Education GO	5.000%	12/1/2036	2,800	2,772
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	10,670
	Chicago Board of Education GO	5.000%	12/1/2039	750	719
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,079
	Chicago Board of Education GO	6.000%	12/1/2043	4,520	4,720
	Chicago Board of Education GO	6.000%	12/1/2043	2,055	2,146
	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,449
	Chicago Board of Education GO	4.000%	12/1/2047	3,000	2,374
	Chicago Board of Education GO	5.000%	12/1/2047	2,880	2,570
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,101
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,049
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	20,084
	Chicago Board of Education GO	6.250%	12/1/2050	43,710	45,459
	Chicago IL GO	5.000%	1/1/2028	1,495	1,518
	Chicago IL GO	5.000%	1/1/2033	3,920	3,993
[6]	Chicago IL GO	0.000%	1/1/2034	1,000	730
	Chicago IL GO	5.000%	1/1/2034	9,750	9,996
	Chicago IL GO	4.000%	1/1/2035	2,500	2,369
	Chicago IL GO	5.000%	1/1/2035	6,000	6,132
	Chicago IL GO	5.500%	1/1/2039	1,230	1,260
	Chicago IL GO	4.000%	1/1/2040	11,457	10,027
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020
	Chicago IL GO	5.500%	1/1/2040	8,350	8,591
	Chicago IL GO	5.500%	1/1/2041	4,000	4,039
	Chicago IL GO	5.500%	1/1/2041	3,360	3,433
	Chicago IL GO	5.500%	1/1/2043	1,000	1,007
	Chicago IL GO	5.000%	1/1/2044	15,430	14,716
	Chicago IL GO	6.000%	1/1/2044	820	868
	Chicago IL GO	5.000%	1/1/2045	15,620	14,738
	Chicago IL GO	6.000%	1/1/2045	300	316
	Chicago IL GO	4.000%	1/1/2049	13,632	10,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	6.000%	1/1/2050	8,995	9,323
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,051
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	2,000	2,009
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2045	515	530
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,975	6,151
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	7,010	7,246
	Chicago IL Waterworks Water Revenue	5.500%	11/1/2066	21,870	22,693
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2044	8,025	8,384
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2045	5,500	5,721
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	3,000	2,994
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	2,300	2,268
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	25,000	25,114
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2040	1,700	1,805
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	12,000	12,061
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	2,920	3,014
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	10,500	10,825
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2061	30,000	30,689
	Chicago Park District GO	5.000%	1/1/2041	2,285	2,369
	Chicago Park District GO	5.000%	1/1/2042	1,290	1,334
	Chicago Park District GO	5.000%	1/1/2043	1,450	1,495
	Chicago Park District GO	5.000%	1/1/2044	1,290	1,326
	Chicago Park District GO	5.000%	1/1/2045	1,140	1,168
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,787
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	1,115	1,170
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	1,140	1,191
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	23,000	23,527
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	9,335	7,986
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	14,200	14,900
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	3,955	4,165
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	1,100	1,149
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	1,060	1,103
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	1,025	1,063
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	1,515	1,564
	Cook County IL GO	5.000%	11/15/2031	450	482
	Cook County IL GO	5.000%	11/15/2032	295	315
[2]	Cook County IL Sales Tax Revenue	5.000%	11/15/2041	505	534
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	1,000	1,041
[2]	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	1,000	1,049
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,050	1,088
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	7,295	7,636
[2]	Cook County IL Sales Tax Revenue	5.250%	11/15/2047	1,555	1,631
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	9,000	8,511
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2037	8,695	9,435
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2044	12,240	12,764
	Elmhurst Park District GO	4.250%	12/15/2049	8,380	7,846
[4]	Elwood IL GO	6.250%	3/1/2044	3,925	4,166
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,350	1,223
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	10,240	11,016
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2032	3,080	3,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	1,110	1,096
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2034	2,800	2,740
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,640	3,863
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,850	4,138
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,120	2,227
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,000	2,925
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	3,000	2,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,000	1,910
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	6,535	6,176
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	2,000	1,882
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,085	1,128
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	7,790	7,223
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2044	225	207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	4,500	3,759
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	2,555	2,142
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2055	4,800	3,907
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2056	4,000	4,151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2056	815	721
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	3,190	3,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	8,145	8,930
	Illinois GO	4.000%	7/1/2037	7,410	7,196
	Illinois GO	5.250%	5/1/2038	1,570	1,668
	Illinois GO	4.000%	3/1/2039	1,550	1,483
	Illinois GO	5.250%	5/1/2039	6,205	6,556
	Illinois GO	5.500%	5/1/2039	1,000	1,050
	Illinois GO	4.000%	10/1/2039	6,665	6,321
	Illinois GO	5.250%	5/1/2040	4,555	4,791
	Illinois GO	5.250%	5/1/2041	6,705	7,023
	Illinois GO	4.000%	10/1/2041	1,465	1,364
	Illinois GO	5.500%	3/1/2042	3,000	3,182
	Illinois GO	5.250%	5/1/2042	6,345	6,624
	Illinois GO	4.000%	10/1/2042	2,930	2,708
	Illinois GO	5.250%	5/1/2043	4,430	4,610
	Illinois GO	5.000%	9/1/2043	10,000	10,359
	Illinois GO	5.125%	10/1/2043	4,500	4,662
	Illinois GO	4.000%	10/1/2044	5,000	4,529
	Illinois GO	5.750%	5/1/2045	3,000	3,140
	Illinois GO	5.500%	5/1/2047	8,805	9,153
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/2041	720	521
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	8,500	9,650
	Illinois Sales Tax Revenue	5.000%	6/15/2037	780	848
	Illinois Sales Tax Revenue	5.000%	6/15/2038	770	830
	Illinois Sales Tax Revenue	5.000%	6/15/2039	1,075	1,148
	Illinois Sales Tax Revenue	5.000%	6/15/2042	5,000	5,211
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	15,699
	Illinois Sales Tax Revenue	5.000%	6/15/2043	15,000	15,634
	Illinois Sales Tax Revenue	5.000%	6/15/2044	710	739
	Illinois Sales Tax Revenue	5.000%	6/15/2045	790	818
	Illinois Sales Tax Revenue	5.000%	6/15/2046	245	251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	1,210	1,232
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2040	3,200	3,132
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	11,000	11,009
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	2,345	2,451
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	5,750	5,893
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	6,665	6,874
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	6,960	7,389
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	8,475	8,845
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/2041	1,490	1,382
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	150	153
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	17,500	14,670
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	17,500	14,373
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	7,500	6,032
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	7,500	5,774
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	10,350	7,795
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	4,870	3,502
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	4,000	2,809
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	4,500	2,696
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	10,000	5,210
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	8,000	3,504
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	7,240	6,299
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	15,490	12,880
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	5,000	4,965
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2037	3,055	3,011
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	5,000	4,812
[3]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,500	3,234
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2046	3,000	2,755
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,740	4,160
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	5,420	5,489
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,205	3,443
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,000	1,094
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,000	1,039
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,765	1,820
[3]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2066	3,195	3,336
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2039	4,350	4,680
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	6.000%	12/1/2043	415	471
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	6.000%	12/1/2045	500	562
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	6.000%	12/1/2047	650	720
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2032	16,500	13,334
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Will County School District No. 122 GO	4.000%	10/1/2033	1,390	1,404
					994,675
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2039	1,250	1,343
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2040	1,260	1,369
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/2041	1,000	1,082
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,250	1,314
[7]	Freddie Mac Pool	3.860%	5/1/2040	3,274	3,025
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	3,000	3,047
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.500%	9/1/2050	7,535	7,924
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.500%	9/1/2055	3,000	3,130
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,225	1,261
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	3,500	3,694
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	5,160	5,425
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2043	1,200	1,225
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	3,870	4,052
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2044	1,200	1,220
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2044	4,150	4,427
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2046	795	818
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	2,980	3,048
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2048	1,550	1,577
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	5/1/2051	2,485	2,621
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	5/1/2054	3,030	3,181
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,000	10,105
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	5,540	6,065
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	7,435	8,045
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	1,905	1,645
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	1,000	1,059
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	660
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2044	1,000	1,038
	Indiana University College & University Revenue	5.000%	6/1/2044	1,000	1,009
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,000	1,114
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2048	4,130	4,510
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2035	4,100	4,377
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,893
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,415	2,538
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,094
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	4,595	4,748
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2036	1,805	1,636
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2037	1,860	1,653
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/2038	1,500	1,304
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2040	1,000	817
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,235	1,296
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	950	997
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	945	988
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,045
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	955	996
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	650	678
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,325	1,382
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	930	970
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	3,765	3,791
					123,236
Iowa (0.3%)
[3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2038	1,350	1,451
[3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2040	1,200	1,281
[3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2042	1,105	1,174
[3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2043	1,090	1,156
[3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,910	2,011
[3]	Cedar Rapids Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	1,480	1,549
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	700	698
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	5,000	4,798
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,140	1,163
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,075	2,863
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	920	927
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	1,105	1,141
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,375	2,903
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,450	4,441
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,250	3,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2035	26,950	28,255
					59,419
Kansas (0.8%)
[3]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2043	750	787
[3]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2045	1,125	1,175
[3]	Butler County Unified School District No. 402 Augusta GO	5.500%	9/1/2050	13,590	14,186
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2047	1,960	2,012
[3]	Finney County KS GO	5.000%	10/1/2043	1,300	1,373
[3]	Finney County KS GO	5.000%	10/1/2044	775	814
[3]	Finney County KS GO	5.250%	10/1/2045	490	530
[3]	Finney County KS GO	5.250%	10/1/2046	385	412
[3]	Finney County KS GO	5.250%	10/1/2047	650	689
[1]	Johnson County Unified School District No. 231 Gardner - Edgerton GO	5.000%	10/1/2037	1,500	1,651
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2030	5,000	5,005
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2031	4,000	4,004
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2038	8,000	8,817
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	5/1/2043	24,260	23,325
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,764
	Kansas Development Finance Authority Water Revenue	5.000%	5/1/2046	11,890	12,694
[3]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2046	200	208
[3]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2047	750	772
[3]	McPherson County Unified School District No. 418 McPherson GO	5.000%	9/1/2048	625	640
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2042	1,355	1,422
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2043	900	941
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2044	1,120	1,166
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2045	1,490	1,543
[1]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2046	425	438
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2051	13,630	14,518
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2054	12,760	13,526
[3]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	8,005	8,161
[3]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	19,220	19,739
[4]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	5.500%	3/1/2046	1,305	1,295
					146,607
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	375	356
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	375	353
[3]	Fayette County KY School District GO	4.125%	6/1/2050	31,610	28,754
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2051	7,390	7,592
	Kentucky Bond Development Corp. College & University Revenue	5.500%	10/31/2056	2,905	3,036
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2058	4,655	4,571
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	5,025	4,895
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	1,480	1,508
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,000	1,029
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	725	744
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	7,250	7,359
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2034	34,230	35,037
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	1,105	1,113
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	16,015	16,839
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	4,755	4,927
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	2,825	2,839
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	7,875	8,313
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	17,995	18,738
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/2034	2,010	2,260
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	10,000	11,038
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2035	1,000	1,001
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2040	905	966
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2042	1,150	1,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,565	1,512
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,110	1,066
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,500	1,540
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	8/1/2044	1,255	1,169
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2045	1,430	1,343
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2046	1,485	1,374
	Montgomery County School District Finance Corp. Lease (Appropriation) Revenue	4.125%	8/1/2047	1,540	1,403
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,012
	University of Kentucky College & University Revenue	3.750%	4/1/2034	2,730	2,742
	University of Kentucky College & University Revenue	4.000%	4/1/2035	5,000	4,998
	University of Kentucky College & University Revenue	4.000%	4/1/2036	3,845	3,826
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,560	1,623
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,500	1,555
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	2,000	2,059
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	6,305	6,412
					199,604
Louisiana (0.6%)
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2048	1,950	1,985
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,355	3,478
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,175	3,277
[7]	Freddie Mac Pool	3.650%	12/1/2037	3,886	3,597
[7]	Freddie Mac Pool	3.550%	1/1/2040	4,965	4,578
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2032	1,580	1,614
[1]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2032	1,520	1,527
[1]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/2034	1,190	1,193
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,335	1,442
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,078
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,715	3,750
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/2042	1,264	1,235
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	2,120	2,050
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2030	13,065	13,553
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	4,250	4,286
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	2,955	2,988
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	1,085	1,081
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,085	4,128
	Louisiana Public Facilities Authority Charter School Aid Revenue (Crescent City Schools Project)	5.700%	7/1/2056	1,050	1,017
	Louisiana Public Facilities Authority Charter School Aid Revenue (Crescent City Schools Project)	5.750%	7/1/2066	1,600	1,536
[1]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	5,800	5,893
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	5,000	4,888
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,380	2,451
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,500	2,570
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,630	2,697
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,455	17,829
	New Orleans LA GO	5.500%	12/1/2046	215	227
	New Orleans LA GO	5.500%	12/1/2051	745	779
	New Orleans LA GO	5.750%	12/1/2055	740	789
	Parish of St. John the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	3,770	3,744
[1]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,010
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2036	1,305	1,326
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2037	1,510	1,532
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	2,000	2,025
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2035	1,710	1,750
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,025	1,009
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	1,105	1,078
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	745	707
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	965	881
					113,578
Maine (0.4%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2044	1,415	1,502
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,451
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,727
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2035	895	843
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/2036	1,000	925
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2033	5,000	5,094
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	1,250	1,097
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	3,987
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,580	2,727
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,410	1,482
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	1,840	1,925
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	2,980	3,095
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	7,500	7,628
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	5,000	5,196
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,405	2,615
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,325	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2038	3,155	2,765
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2039	3,310	2,841
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/2040	1,000	844
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2050	1,745	1,556
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	1,355	1,344
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,665
	University of Maine System College & University Revenue	5.500%	3/1/2056	2,700	2,862
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,845	6,073
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,640	7,939
					77,629
Maryland (1.0%)
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/2039	1,410	1,311
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	2,650	2,654
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/2050	5,070	5,030
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	4,415	4,545
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,230	2,342
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	2,300	2,541
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/2032	3,650	3,650
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,312
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue Revenue (Port Convington Project)	4.000%	9/1/2050	1,700	1,399
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,000	2,108
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	300	309
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	3,140	3,104
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	155	147
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	3,405	3,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,435	3,247
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	12,000	12,797
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	12,000	12,698
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	4,340	4,562
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,365	3,521
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	5,985	5,193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	3,010	2,582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	1,000	1,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	2,500	2,576
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	10,360	10,796
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,305	3,470
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	3,135	3,400
[4,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.700%	7/1/2041	13,200	13,200
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,010	1,030
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,740	1,752
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	1,090	1,092
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	1,500	1,486
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	5,810	5,206
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	3,640	3,697
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	3,000	3,123
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	1,500	1,325
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	1,750	1,738
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	3,710	3,084
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	3,065	3,164
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2047	10,685	8,181
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	5,385	4,912
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/2049	3,050	3,067
	Prince George's County MD COP	5.000%	10/1/2043	15,780	16,109
	Prince George's County MD GO	5.000%	7/15/2039	2,805	2,871
	Prince George's County MD GO	5.000%	7/15/2040	1,500	1,533
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2042	9,630	9,355
					199,499
Massachusetts (3.6%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,182
	Ashland MA GO	3.000%	8/1/2052	3,500	2,591
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2047	3,000	2,773
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/2052	1,855	1,666
	Commonwealth of Massachusetts GO	4.000%	9/1/2031	12,500	12,506
	Commonwealth of Massachusetts GO	4.000%	9/1/2032	7,620	7,623
	Commonwealth of Massachusetts GO	3.000%	11/1/2039	3,700	3,178
	Commonwealth of Massachusetts GO	4.000%	2/1/2040	3,000	2,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	6/1/2043	3,430	3,681
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	675	711
	Commonwealth of Massachusetts GO	5.000%	12/1/2043	5,000	5,383
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	5,405	5,572
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,800	2,943
	Commonwealth of Massachusetts GO	5.000%	6/1/2044	2,395	2,558
	Commonwealth of Massachusetts GO	5.000%	11/1/2044	5,000	5,233
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	2,245	2,405
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,245	1,321
	Commonwealth of Massachusetts GO	5.000%	6/1/2045	2,520	2,677
	Commonwealth of Massachusetts GO	5.000%	11/1/2045	5,640	5,882
	Commonwealth of Massachusetts GO	5.000%	12/1/2045	1,000	1,065
	Commonwealth of Massachusetts GO	5.000%	6/1/2046	3,170	3,336
	Commonwealth of Massachusetts GO	5.000%	12/1/2046	10,870	11,413
	Commonwealth of Massachusetts GO	5.000%	12/1/2046	4,640	4,894
	Commonwealth of Massachusetts GO	5.000%	2/1/2047	23,185	24,381
	Commonwealth of Massachusetts GO	5.000%	6/1/2047	13,500	14,215
	Commonwealth of Massachusetts GO	3.000%	3/1/2048	3,280	2,488
	Commonwealth of Massachusetts GO	3.000%	4/1/2048	12,500	9,477
	Commonwealth of Massachusetts GO	5.000%	6/1/2048	14,390	15,070
	Commonwealth of Massachusetts GO	5.000%	8/1/2048	3,000	3,123
	Commonwealth of Massachusetts GO	5.000%	1/1/2049	13,390	13,815
	Commonwealth of Massachusetts GO	3.000%	4/1/2049	3,980	2,988
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	10,785	11,181
	Commonwealth of Massachusetts GO	5.000%	6/1/2049	15,000	15,649
	Commonwealth of Massachusetts GO	5.000%	4/1/2050	7,500	7,750
	Commonwealth of Massachusetts GO	5.000%	12/1/2053	7,850	8,054
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	39,060	39,953
	Commonwealth of Massachusetts GO	5.000%	5/1/2054	26,055	26,672
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	21,850	22,383
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	10,330	10,590
	Commonwealth of Massachusetts GO	5.250%	6/1/2056	4,250	4,471
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	30,000	30,715
	East Longmeadow MA GO	4.000%	11/1/2049	7,510	6,769
	Harvard MA GO	3.000%	8/15/2037	1,210	1,099
	Hingham MA GO	3.000%	2/15/2036	810	760
	Leominster MA GO	3.000%	3/1/2052	1,250	891
	Lowell MA GO	2.000%	9/1/2039	1,445	1,051
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	4,550	4,865
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	11,360	12,002
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	3,100	3,291
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	2,540	2,647
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2047	4,190	4,403
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2048	5,000	5,209
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	10,000	10,462
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	18,795	16,534
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	6,075	6,321
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2054	15,920	16,629
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	5,000	5,241
[4]	Massachusetts Development Finance Agency Charter School Aid Revenue	5.500%	7/1/2066	1,660	1,587
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	2,160	2,162
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	4,300	3,964
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	1,060	1,060
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	1,000	1,051
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2036	1,010	1,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	7,425	8,381
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	4,800	4,800
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	3,015	2,857
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	725	616
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	4,845	4,008
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	1,000	1,036
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	895	689
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2050	5,000	5,412
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	5,900	6,177
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	1,000	730
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2031	2,200	2,394
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	4,465	4,985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	40	42
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	40	42
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	45	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	7,500	7,509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	45	47
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,455	1,572
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	935	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	530	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	6,340	5,934
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,000	1,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,210	2,357
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	2,810	2,947
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,000	1,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	7,500	6,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	420	446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	500	528
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,145	1,201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	2,000	1,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	9,790	10,197
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	1,330	1,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2051	2,230	2,363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	11,870	10,143
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	1,000	1,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2056	7,435	7,815
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	6,840	6,944
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	270	253
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	215	198
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	395	414
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	5,000	4,488
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	1,000	869
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/2054	7,530	5,856
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	1,075	1,221
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2038	5,000	4,426
	Massachusetts School Building Authority Sales Tax Revenue	5.500%	2/15/2055	10,475	11,146
	Massachusetts State College Building Authority College & University Revenue (Community College Program)	4.125%	5/1/2053	950	844
	Milford MA GO	2.250%	12/1/2044	2,000	1,387
	Nashoba MA Regional School District GO	4.125%	6/15/2054	5,535	5,035
	New Bedford MA GO	4.000%	9/1/2052	1,960	1,759
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/2052	6,465	4,667
	Springfield MA GO	3.250%	3/1/2047	7,795	6,231
	Springfield MA GO	3.250%	3/1/2052	9,815	7,400
	Swampscott MA GO	3.000%	3/1/2052	2,855	2,076
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2047	1,000	924
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	23,770	21,192
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2037	3,210	3,345
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	3,000	3,117
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2039	6,015	6,236
	Waltham MA GO	3.000%	8/15/2042	1,165	978
	Waltham MA GO	3.000%	8/15/2043	1,195	988
	Waltham MA GO	3.000%	8/15/2044	1,235	1,006
	Waltham MA GO	3.000%	8/15/2045	1,260	1,009
	Weymouth MA GO	2.000%	9/15/2041	1,180	817
[1]	Worcester MA GO	3.000%	2/1/2037	3,440	3,138
	Worcester MA GO	2.000%	2/1/2041	7,400	5,394
	Worcester MA GO	2.000%	2/1/2042	7,465	5,291
					695,643
Michigan (2.0%)
	Ann Arbor School District GO	3.000%	5/1/2032	5,975	5,756
	Ann Arbor School District GO	3.000%	5/1/2033	6,150	5,823
	Ann Arbor School District GO	3.000%	5/1/2035	6,525	5,955
	Ann Arbor School District GO	5.000%	5/1/2044	14,065	14,819
	Ann Arbor School District GO	5.000%	5/1/2045	4,765	4,993
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2043	2,250	2,275
[11]	East Lansing School District GO	5.000%	5/1/2039	1,000	1,008
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/2033	1,090	1,099
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/2036	1,055	1,062
[7]	Freddie Mac Pool	3.350%	10/1/2038	4,873	4,508
[7]	Freddie Mac Pool	4.400%	10/1/2040	2,034	1,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Freddie Mac Pool	4.350%	4/1/2041	348	331
	Grand Rapids MI GO	5.000%	4/1/2044	1,000	1,057
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	5,000	5,089
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,450	1,505
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2035	4,025	3,710
	Kalamazoo County MI GO	3.000%	5/1/2034	2,290	2,140
	Kalamazoo County MI GO	3.000%	5/1/2035	1,185	1,092
	Kalamazoo County MI GO	3.000%	5/1/2036	1,210	1,098
[3]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2043	4,000	4,214
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	750	648
[11]	Lake Orion Community School District GO	4.000%	5/1/2035	1,000	1,016
[11]	Lake Orion Community School District GO	4.000%	5/1/2037	1,000	1,003
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	14,185	14,511
	Lansing Community College GO	3.000%	5/1/2049	3,755	2,759
[11]	Lansing School District GO	5.000%	5/1/2046	3,650	3,781
[1]	Lapeer Community Schools GO	5.250%	5/1/2046	4,700	4,915
[11]	Linden Community School District GO	4.000%	5/1/2043	1,450	1,353
[11]	Linden Community School District GO	4.000%	5/1/2045	1,445	1,336
[11]	Mattawan MI Consolidated School District GO	5.000%	5/1/2054	2,000	2,024
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2046	6,750	5,841
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2050	5,300	4,397
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2045	1,000	794
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2050	1,000	734
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	2,750	2,927
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	2,000	1,953
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	8,080	7,888
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	17,355	16,710
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	9,290	8,867
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	21,080	17,979
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/2054	3,775	3,417
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2043	1,800	1,891
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,150	1,203
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	5,000	4,251
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	6,000	5,146
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	6,000	6,097
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,510	1,616
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,000	4,219
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2039	650	695
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2040	875	932
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2042	1,350	1,428
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,295	3,516
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	6,105	6,288
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2039	1,885	1,848
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/2051	13,310	9,393
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.000%	10/15/2045	2,120	2,250
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	10,350	10,743
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,655	1,724
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,480	1,537
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,330	1,375
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	4,240	4,596
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2032	1,000	962
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	1,460	1,510
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	6,430	6,811
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	10,035	10,742
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	6,595	7,137
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,270	13,381
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	9,900	10,771
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2056	4,690	5,128
	Michigan State University College & University Revenue	5.000%	2/15/2044	1,430	1,465
	Michigan State University College & University Revenue	5.000%	2/15/2044	2,750	2,928
	Michigan State University College & University Revenue	5.000%	2/15/2045	3,900	4,133
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	5,000	5,033
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/2044	2,995	3,275
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	4,300	4,511
	Oakland University College & University Revenue	5.000%	3/1/2041	1,000	1,037
	Oakland University College & University Revenue	5.000%	3/1/2042	2,805	2,899
	Oakland University College & University Revenue	5.000%	3/1/2043	3,700	3,814
	Oakland University College & University Revenue	5.000%	3/1/2044	810	847
	Oakland University College & University Revenue	5.000%	3/1/2045	625	650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland University College & University Revenue	5.000%	3/1/2046	1,000	1,032
	Oakland University College & University Revenue	5.000%	3/1/2047	1,635	1,675
[11]	Okemos Public Schools GO	5.000%	5/1/2046	775	814
[11]	Okemos Public Schools GO	5.000%	5/1/2047	900	938
[11]	Okemos Public Schools GO	5.000%	5/1/2048	675	699
[3]	Port Huron Area School District GO	5.000%	5/1/2046	2,250	2,381
	Rochester Community School District GO	3.000%	5/1/2033	1,000	943
	Royal Oak MI GO	5.000%	4/1/2043	2,600	2,642
[11]	Saginaw City School District GO	4.000%	5/1/2044	4,000	3,694
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2056	8,445	8,616
	Southfield MI GO	3.000%	5/1/2033	1,000	943
[11]	Southfield Public Schools GO	5.000%	5/1/2043	1,215	1,288
[11]	Southfield Public Schools GO	5.000%	5/1/2044	1,100	1,160
[11]	Southfield Public Schools GO	5.000%	5/1/2045	1,575	1,653
[11]	Southfield Public Schools GO	5.000%	5/1/2046	1,300	1,355
[11]	Southfield Public Schools GO	5.250%	5/1/2050	750	781
[11]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,944
[11]	Southfield Public Schools GO	5.000%	5/1/2056	8,500	8,607
[3]	Trenton MI GO	5.000%	4/1/2050	3,270	3,347
[11]	Troy MI School District GO	5.000%	5/1/2043	2,005	2,143
[11]	Troy MI School District GO	5.000%	5/1/2044	1,200	1,275
[11]	Troy MI School District GO	5.000%	5/1/2047	1,200	1,252
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2050	7,500	7,977
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	300	315
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	385	402
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	325	338
					390,363
Minnesota (1.0%)
	Duluth Independent School District No. 709 COP	4.000%	2/1/2027	1,200	1,201
[7]	Freddie Mac Pool	3.850%	1/1/2040	1,500	1,359
[7]	Freddie Mac Pool	3.900%	7/1/2040	5,668	5,329
	Hastings Independent School District No. 200 GO	0.000%	2/1/2029	3,515	3,243
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,214
	Hennepin County MN GO	5.000%	12/15/2040	8,465	8,801
	Mankato Independent School District No. 77 GO	4.000%	2/1/2041	3,000	3,002
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/2043	4,870	4,726
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,236
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	2,585	2,742
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	2,000	2,107
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	10,000	10,124
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	1,225	1,281
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	2,000	2,077
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	1,750	1,812
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	4,790	4,946
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,665	1,712
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	12,060	12,268
	Minnesota GO	5.000%	8/1/2037	6,000	6,328
	Minnesota Health & Education Facilities Authority College & University Revenue	5.000%	3/1/2051	1,200	1,239
	Minnesota Health & Education Facilities Authority College & University Revenue	5.500%	3/1/2066	1,500	1,591
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,000	1,011
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/2034	500	501
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2038	3,895	3,862
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	10,000	6,540
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	4,725	4,703
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,680	1,772
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	790	840
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,400	1,503
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	4,405	4,844
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	11,115	12,300
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,620	6,173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,795	3,090
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	3,460	3,823
[2]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,810	3,153
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	3,500	3,583
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	9,740	9,846
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2042	1,045	542
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2043	865	428
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2044	1,025	480
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2045	1,150	507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2033	2,170	2,068
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2034	2,245	2,112
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/2034	370	378
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/2029	5,690	5,200
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2042	6,000	5,751
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2034	2,975	2,791
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2035	1,925	1,779
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/2036	3,250	2,943
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2041	1,500	1,573
	St. Paul Independent School District No. 625 COP	2.000%	2/1/2032	3,530	3,174
	St. Paul Independent School District No. 625 GO	4.000%	2/1/2038	1,000	1,008
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,014
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,430	3,045
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	2,465	2,240
					190,915
Mississippi (0.1%)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2044	1,600	1,682
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/2053	8,450	8,579
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	784
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	3,500	3,570
	Warren County MS Industrial Revenue	4.200%	5/1/2034	1,000	1,018
					15,633
Missouri (1.1%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	1,745	1,658
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,040	2,813
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,168
[1]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/2032	4,425	4,177
	Independence MO School District GO	3.250%	3/1/2040	1,000	888
	Independence MO School District GO	3.250%	3/1/2041	1,000	874
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	1,000	1,003
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	5,205	5,220
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	1,294	1,226
	Kansas City MO GO	4.000%	2/1/2036	3,460	3,509
	Kansas City MO GO	4.000%	2/1/2037	1,000	1,010
	Kansas City MO GO	4.000%	2/1/2039	2,145	2,143
	Kansas City MO GO	4.000%	2/1/2042	1,795	1,758
	Kansas City MO GO	4.000%	2/1/2043	1,350	1,314
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2039	730	783
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2042	1,500	1,591
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2043	1,525	1,611
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,051
	Kansas City MO School District COP	5.000%	4/1/2044	6,805	7,105
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	5,010	5,209
	Kansas City MO Water Revenue	5.000%	12/1/2048	2,000	2,066
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/2032	3,370	3,388
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	3,705	3,417
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,000	1,059
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	3,400	3,656
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,385	2,606
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,826
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	17,240	16,226
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	2,000	2,099
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,557
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2046	2,000	2,084
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	2,500	2,587
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	3,965	4,187
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,060	861
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	5/15/2051	11,310	12,032
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2053	7,310	4,955
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	20,800	17,657
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	8,125	6,718
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	5/15/2054	6,170	6,532
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/2050	2,000	1,374
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	800	796
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,025	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/2051	2,560	1,671
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/2052	650	638
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	4,855	4,805
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	2,950	3,043
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2038	4,750	5,126
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,380	1,479
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/2044	2,000	2,058
	Pattonville R-3 School District GO	5.250%	3/1/2041	1,150	1,217
	Pattonville R-3 School District GO	5.250%	3/1/2042	1,000	1,057
	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	610	600
	Republic School District No. R-3 GO	4.000%	3/1/2042	3,075	2,956
	Springfield MO Public Utility COP	4.000%	11/1/2047	4,310	3,993
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,268
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,760	1,794
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2049	5,000	5,202
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	5,000	5,155
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	1,155	1,035
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	1,000	896
[1]	St. Louis School District GO	5.000%	4/1/2040	6,670	7,001
[1]	St. Louis School District GO	5.000%	4/1/2041	5,915	6,197
					203,000
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	2,100	2,108
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	1,660	1,679
[3]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2044	1,080	1,148
[3]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2051	870	898
[3]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2056	1,730	1,758
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/2033	1,685	1,693
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,925	3,132
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,370	1,347
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,120	1,091
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,200	1,174
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,500	1,348
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2050	2,050	2,136
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	3,610	3,720
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	6.125%	11/15/2061	710	711
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2043	1,020	821
	Montana State Board of Regents College & University Revenue	5.000%	11/15/2043	1,555	1,671
[1]	Montana State Board of Regents College & University Revenue	5.000%	11/15/2050	10,570	10,949
					37,384
Multiple States (0.2%)
[4,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,830	4,399
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,939	7,460
[7,10]	Freddie Mac Multifamily ML Certificates	4.497%	6/25/2042	1,563	1,538
[7,10]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	1,293	1,321
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	4,650	4,581
[4,7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.340%	7/25/2041	1,888	1,511
[7,10]	Freddie Mac Pool	5.059%	1/25/2043	5,356	5,636
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	2,300	2,300
					28,746
Nebraska (1.0%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.250%	7/1/2055	3,205	3,241
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	1,000	1,001
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	6,720	6,907
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	1,195	1,172
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,305	39,790
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,920	10,438
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,250	1,323
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	2,000	2,015
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,000	1,007
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	4,460	4,728
	Gretna Public Schools GO	3.000%	12/15/2046	1,000	753
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2045	2,535	2,703
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2046	1,485	1,574
	Lincoln NE Electric System Electric Power & Light Revenue	5.000%	9/1/2047	2,080	2,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,517
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	675	660
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	2,045	2,253
	Nebraska Public Power District Electric Power & Light Revenue	5.250%	1/1/2057	9,500	9,875
	Omaha NE Sewer Revenue	4.000%	4/1/2037	375	377
	Omaha Public Facilities Corp. Lease (Non-Terminable) Revenue	5.000%	4/15/2042	1,180	1,253
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	1,010	1,029
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	1,505	1,648
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,000	1,013
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	1,000	1,064
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	2,500	2,645
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2046	9,075	9,368
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2047	3,410	3,575
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2048	4,570	4,763
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	2,890	2,689
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2051	1,430	1,289
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	28,415	29,337
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	8,190	8,452
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	14,535	15,124
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2056	9,475	9,665
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2045	1,345	1,418
	Sarpy County School District No. 46 GO	5.000%	12/15/2044	1,350	1,402
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	6,250	5,715
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/2059	1,000	664
					195,640
Nevada (0.4%)
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/2042	8,600	8,375
	Clark County School District GO	3.000%	6/15/2037	3,500	3,030
	Clark County School District GO	3.000%	6/15/2039	3,575	2,925
	Clark County School District GO	3.000%	6/15/2041	3,000	2,403
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	20,975	21,375
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/2028	425	434
	Las Vegas NV GO	5.000%	9/1/2038	2,890	3,196
	Las Vegas Valley Water District GO	4.000%	6/1/2037	2,000	1,998
	Las Vegas Valley Water District GO	4.000%	6/1/2038	1,670	1,670
	Las Vegas Valley Water District GO	2.000%	6/1/2039	3,000	2,244
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2041	3,120	3,079
[3]	North Las Vegas NV GO	3.000%	6/1/2031	1,845	1,781
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/2038	1,325	1,319
	Washoe County NV School District GO	4.000%	6/1/2040	4,000	3,959
	Washoe County NV School District GO	3.000%	6/1/2043	7,835	6,396
	Washoe County NV School District GO	4.000%	10/1/2044	3,855	3,727
	Washoe County NV School District GO	4.000%	10/1/2045	3,515	3,350
					71,261
New Hampshire (1.1%)
[3]	Manchester NH Sewer Revenue	5.000%	7/1/2046	1,000	1,052
[3]	Manchester NH Sewer Revenue	5.000%	7/1/2048	1,900	1,977
	Nashua NH GO	3.000%	10/1/2040	2,975	2,559
	Nashua NH GO	3.000%	10/1/2041	1,485	1,258
	Nashua NH GO	3.000%	10/1/2042	2,975	2,490
	Nashua NH GO	3.000%	10/1/2043	2,970	2,464
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,775	1,798
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/15/2036	15,500	15,278
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	600	609
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	5,000	5,193
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	5,000	4,388
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	1,048
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	14,775	15,229
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	4,000	3,907
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	2,779	2,758
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	6,042	6,043
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	3,269	3,223
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	1,915	1,104
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	7,619	7,609
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	2,921
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	7,701	7,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	7,853	7,385
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	7,611	7,284
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	2,272	2,110
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	4,880	4,699
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	1,318	1,187
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.033%	10/1/2051	8,509	8,118
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	7,470	7,631
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,216	2,226
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.125%	3/1/2036	3,004	2,894
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	1,331	1,285
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	2,905	2,859
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	10/20/2040	11,752	11,449
	New Hampshire Business Finance Authority Private Schools Revenue	4.000%	7/1/2051	3,625	3,255
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,230	4,315
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	8,000	7,562
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	475
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,176
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	10,000	9,318
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,198
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	900
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,045	821
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,452
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2031	705	705
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/2032	1,010	1,010
					200,505
New Jersey (1.5%)
	Mahwah Township NJ GO	0.050%	1/15/2033	2,250	1,679
	Mercer County NJ GO	0.050%	2/15/2031	5,000	4,116
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	1,250	1,220
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	125	121
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	180	172
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	890	840
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	490	463
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2031	1,760	1,784
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/2032	1,850	1,854
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	1,500	1,644
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	1,000	1,089
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	350	350
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,080	2,136
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2051	4,000	4,155
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.250%	7/1/2056	4,485	4,710
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	6,560	7,332
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,435	1,502
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,108
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	335	298
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	180	157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	285	245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	220	187
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,285	2,680
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/2026	11,355	11,366
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	1,780	1,773
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	5,875	6,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	12,000	11,505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	4,340	4,345
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	7,000	5,804
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,435	2,460
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	17,000	13,603
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	3,045	3,156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	1,505	1,557
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	2,000	1,386
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	1,395	1,395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	1,835	1,794
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,380	824
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	3,665	3,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,000	1,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	1,260	1,319
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	7,000	7,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	6,480	6,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,010	19,148
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	2,250	2,260
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	5,000	4,812
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	2,750	1,980
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,850	6,243
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	9,000	8,584
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,101
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	8,535	9,024
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	1,500	1,654
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,000	3,717
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,885	4,046
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,265	1,147
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	5,825	6,019
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,000	728
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	10,000	5,902
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	8,000	4,468
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,745	1,102
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,530	1,511
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	515	562
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	7,170	7,207
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	195	214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	9,000	9,199
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	5,740	5,844
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	1,000	1,062
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	7,700	8,220
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	2,250	2,387
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2047	5,000	5,266
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	2,000	2,098
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	4,765	5,008
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,995	12,240
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,000	1,025
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	1,900	1,943
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	1,250	1,274
	Toms River Board of Education GO	3.000%	7/15/2029	1,500	1,452
	Toms River Board of Education GO	3.000%	7/15/2031	1,500	1,409
	Toms River Board of Education GO	3.000%	7/15/2032	1,500	1,385
					288,478
New Mexico (0.3%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	1,440	1,461
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	430	436
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	1,695	1,720
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	365	368
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2042	1,300	1,408
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2043	1,310	1,413
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Subordinate Lien Public Project)	5.000%	12/15/2044	1,000	1,073
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	6,705	6,657
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2034	9,860	9,745
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,691
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2048	3,610	3,130
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (MTGE Class I Program)	4.250%	1/1/2050	875	881
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	26,585	27,996
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,000	1,002
[1]	University of New Mexico College & University Revenue	5.500%	6/1/2053	2,700	2,854
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/2040	2,750	2,597
					64,432
New York (15.0%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,110	3,239
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,120	4,331
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	1,055	414
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,850	1,851
[4]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	3,750	3,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	1,000	992
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	3,985	3,992
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	14,530	12,165
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	7,725	6,468
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	11,000	10,650
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	10,090	10,360
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	13,940	13,208
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	8,070	5,932
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,715	4,190
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	3,000	2,160
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	7,000	7,448
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2050	19,100	13,685
[7]	Freddie Mac Pool	3.850%	5/1/2039	1,433	1,336
[7]	Freddie Mac Pool	4.300%	1/1/2041	8,718	8,416
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,800	1,856
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,060	1,082
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	6,425	6,539
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	6,740	6,941
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	2,075	2,116
	Ithaca NY BAN GO	4.250%	2/12/2027	3,300	3,308
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,025	2,058
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,000	2,104
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	2,950	3,090
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,500	2,560
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	6,200	6,331
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	27,500	23,632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,750	1,759
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	3,895	3,633
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,745	12,734
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	1,000	919
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,870	2,661
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,085	14,820
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	8,170	8,581
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	5,780	6,085
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	3,000	2,736
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,200	4,760
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	12,000	12,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	700	733
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,340	1,409
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	5,910	6,331
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,321
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,680	1,756
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	12,045	10,763
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	1,900	1,934
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,135	4,382
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,590	1,410
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,785	4,935
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,155	2,205
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	11,535	10,040
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,271
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	18,860	19,439
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	4,000	3,422
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	13,250	11,254
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,385	4,634
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	3,000	2,534
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	3,575	3,002
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,290	2,343
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	19,000	17,292
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	3,640	3,092
[1]	Nassau County NY GO	5.000%	4/1/2044	4,340	4,508
	Nassau County NY GO	4.000%	4/1/2051	5,825	5,306
	Nassau County NY GO	4.000%	4/1/2054	10,000	8,977
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	4,190	3,351
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	5,710	3,993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	9,280	8,051
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	2,000	1,340
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	5,000	3,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	200	201
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	3,000	3,001
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	3,000	3,014
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,650	1,664
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,595	1,595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	3,095	3,022
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	4,520	4,414
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	1,710	1,543
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	1,670	1,289
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	3,295	2,771
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,135	2,869
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	6,000	4,345
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	10,000	10,169
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	2,500	2,534
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	10,000	11,131
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,295	1,271
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	5,000	5,096
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	16,920	15,004
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	5,605	5,302
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	11,000	10,348
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	15,580	12,379
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	1,225	1,311
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	5,000	4,762
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	6,805	6,404
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	10,000	10,159
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	2,045	2,153
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	5,000	5,299
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	9,000	9,421
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	11,675	12,333
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	8,930	7,395
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,750	1,274
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	5,000	3,614
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,478
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	11,065	9,842
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	14,000	14,559
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	9,440	9,821
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,224
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,412
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	10,000	10,239
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	16,715	17,479
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	15,000	15,700
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	2,000	2,139
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,100	5,284
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	9,550	9,880
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	4,500	4,599
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	2,410	2,469
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	15,675	16,121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	11,560	11,754
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	5,290	5,861
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	10,195	10,636
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	8,000	7,923
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	1,360	1,366
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,000	7,390
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	7,080	6,940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	15,790	16,431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,060	5,928
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	10,000	10,632
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	5,000	4,962
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	2,230	2,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	3,500	3,454
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	4,100	4,036
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	4,250	4,179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,725	2,679
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	5,945	6,401
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	9,785	9,499
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	2,000	1,929
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,150	5,340

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	9,930	9,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,310	2,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	11,825	11,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	10,000	10,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	7,245	5,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	2,400	2,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	4,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,745	4,849
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,685	3,765
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,000	15,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	2,000	2,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	2,140	2,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,390	3,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	8,000	8,399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,000	5,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,855	9,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	15,190	16,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	5,030	5,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	4,000	4,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	9,250	9,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	2,245	2,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	1,395	1,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,525	2,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	37,605	39,729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	4,225	4,464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	5,000	4,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	1,020	1,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	1,295	995
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	8,000	7,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	3,585	3,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	3,080	3,243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	1,300	1,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	1,425	1,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	8,000	6,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,175	1,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	7,700	8,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	5,000	5,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2047	35,000	36,993
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2047	5,000	3,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	8,945	9,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,250	1,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	10,000	7,372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	13,180	13,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,000	735
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	8,000	7,233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,500	4,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2048	8,000	8,246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	1,700	1,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	6,000	6,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2049	4,265	4,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	2,290	2,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	7,500	7,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	4,210	4,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	10,000	7,238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	3,085	3,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	20,365	14,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	8,965	8,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	8,000	8,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,320	6,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	2,000	2,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	45,105	46,593
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	17,900	15,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,000	4,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,000	3,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	16,010	16,612
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	820	911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	2,850	1,471
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	495	519
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2047	6,180	2,094
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/2041	3,265	3,107
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	4,960	5,043
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	5,555	4,414
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	13,945	10,143
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,700	4,067
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,310	987
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	2,000	2,003
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	13,230	12,776
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	15,575	14,762
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	16,120	15,202
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,535	1,251
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	11,830	8,952
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	12,000	8,793
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	5,000	3,712
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,250	5,667
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	7,000	4,916
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,000	1,623
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	2,005	2,063
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	1,685	1,647
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	915	911
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,715	1,894
	New York NY GO	5.000%	4/1/2034	7,000	7,204
	New York NY GO	5.000%	12/1/2035	2,100	2,178
	New York NY GO	5.000%	3/1/2037	3,070	3,191
	New York NY GO	5.000%	10/1/2037	5,000	5,083
	New York NY GO	5.000%	10/1/2037	5,275	5,744
	New York NY GO	4.000%	3/1/2038	6,950	6,762
	New York NY GO	5.000%	3/1/2038	3,305	3,423
	New York NY GO	5.000%	8/1/2038	1,000	1,067
	New York NY GO	5.000%	12/1/2038	14,545	14,612
	New York NY GO	4.000%	3/1/2040	7,185	6,756
	New York NY GO	5.000%	3/1/2040	6,000	6,116
	New York NY GO	5.000%	8/1/2040	1,000	1,055
	New York NY GO	5.250%	10/1/2040	2,075	2,213
	New York NY GO	4.000%	4/1/2041	12,285	11,403
	New York NY GO	5.000%	8/1/2041	4,750	4,882
	New York NY GO	5.250%	10/1/2041	2,345	2,494
	New York NY GO	4.000%	4/1/2042	3,500	3,268
	New York NY GO	4.000%	4/1/2042	11,000	10,245
	New York NY GO	5.000%	8/1/2042	8,000	8,224
	New York NY GO	5.000%	8/1/2042	1,000	1,047
	New York NY GO	5.000%	4/1/2043	11,720	11,901
	New York NY GO	5.250%	5/1/2043	1,000	1,051
	New York NY GO	5.000%	8/1/2043	6,000	6,156
	New York NY GO	5.000%	8/1/2043	2,210	2,335
	New York NY GO	5.000%	12/1/2043	1,500	1,533
	New York NY GO	5.000%	2/1/2044	1,625	1,706
	New York NY GO	5.000%	3/1/2044	5,500	5,571
	New York NY GO	5.500%	5/1/2044	2,930	3,122
	New York NY GO	5.000%	8/1/2044	6,000	6,242
	New York NY GO	5.000%	8/1/2044	10,770	11,330
	New York NY GO	5.000%	10/1/2044	5,900	6,198
	New York NY GO	5.250%	2/1/2045	3,070	3,286
	New York NY GO	5.000%	10/1/2045	8,000	8,389
	New York NY GO	5.250%	2/1/2046	7,500	7,981
	New York NY GO	3.500%	4/1/2046	3,110	2,552
	New York NY GO	4.000%	9/1/2046	3,400	3,093
	New York NY GO	4.000%	3/1/2047	7,000	6,278
	New York NY GO	5.000%	9/1/2048	11,215	11,521
	New York NY GO	4.000%	3/1/2050	11,305	9,875
	New York NY GO	5.000%	4/1/2050	5,000	5,086
	New York NY GO	5.500%	8/1/2050	4,705	5,013
	New York NY GO	5.250%	9/1/2050	13,335	13,832
	New York NY GO	4.000%	9/1/2052	11,895	10,341
	New York NY GO	5.250%	3/1/2053	5,250	5,398
	New York NY GO	5.250%	4/1/2054	17,420	17,915
	New York NY GO	5.250%	10/1/2055	20,025	20,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	9,200	9,520
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	970	904
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,563
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,070
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,445	1,536
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	5,000	5,623
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	6,835	7,530
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2040	925	964
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,625	1,775
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,795	3,015
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	2,000	1,678
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	75	74
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,860	2,000
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,011
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,360	2,531
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2043	1,255	1,340
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,063
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2045	2,000	2,116
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	2,000	2,243
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	5,000	5,245
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	11,150	12,260
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	11,345	12,371
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	3,000	3,068
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	7,225	7,336
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,790	11,667
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	1,310	1,058
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,000	7,334
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	1,500	1,518
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	1,000	1,080
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2041	2,000	2,151
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,000	1,052
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	1,000	1,072
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,000	1,031
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2043	1,350	1,442
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	7,330	5,488
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,510	10,384
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	4,000	3,260
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	8,160	6,949
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	10,000	10,179
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	9,985	10,078
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	9,605	9,617
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	13,365	13,379
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	4,930	5,375
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	5,000	5,041
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,020	6,873
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	4,010	3,926
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	4,000	3,362
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	3,750	3,634
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	1,055	1,005
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	5,000	4,130
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	11,245	9,289
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,032
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	2,465	2,011
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	21,600	20,412
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	2,570	2,429
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	590	624
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	6,000	5,630
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	4,590	4,844
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,346
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	9,000	9,242
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	8,000	8,478
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	7,000	6,453
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	4,000	4,216
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,650	4,832
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	9,625	8,706
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	1,595	1,451
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	4,000	3,587
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,483
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,202
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	4,995	3,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	3,205	3,366
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2051	4,990	3,560
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	9,990	7,853
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	8,500	8,690
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	5,250	5,595
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	7,115	6,219
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	15,500	16,147
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	3/15/2032	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.500%	3/15/2032	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	65	68
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	5,465	5,350
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,210
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	8,000	8,293
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,075	1,966
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	4,500	4,683
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,110	7,380
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/2050	5,000	5,191
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	7,500	7,037
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	4,275	3,850
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	2,575	1,837
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	6,000	6,154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	3,805	3,906
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	10,725	10,993
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,123
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	22,110	22,827
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	18,000	18,156
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,044
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	2,630	2,705
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,000	3,062
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,000	5,254
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	1,980	1,783
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5,635	5,861
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	3,000	3,097
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	10,735	11,276
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	16,175	16,572
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	2,455	2,500
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2056	10,000	10,164
	New York State Dormitory Authority Sales Tax Revenue, Prere.	4.000%	3/15/2027	20	20
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	7,985	8,245
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2042	1,750	1,656
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/2047	3,500	3,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	15,000	15,003
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	5,190	5,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	470	468
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,220	1,211
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	7,495	7,535
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	5,205	5,047
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,005	1,061
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	1,125	826
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	9,385	6,797
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,055	1,421
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	12,000	12,754
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2047	4,530	4,724
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2048	15,225	15,788
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	3,750	3,387
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	5,000	4,560
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2048	4,775	3,575
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2050	4,355	3,202
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	1,280	1,122
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2057	4,055	3,501
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,620
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	2,145	2,299
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	2,175	2,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,930	2,057
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	3,105	3,291
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2043	1,735	1,873
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2044	2,490	2,672
[1]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,750	1,921
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	664
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.000%	12/1/2034	2,500	2,550
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.750%	12/1/2044	3,500	3,573
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,252
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	7,035	7,112
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	8,000	8,141
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	4,000	4,207
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	125	113
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	2,000	2,014
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	2,275	2,351
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	6,435	6,854
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	9,265	8,172
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	8,985	9,352
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	18,435	16,107
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	1,830	1,954
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	5,880	6,167
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	1,140	1,249
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	7,660	8,317
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	5,375	5,751
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	530	564
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	1,285	1,357
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	3,510	3,679
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	3,860	4,021
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	12,485	12,850
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	9,205	6,730
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	1,500	1,097
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	3,000	2,731
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,212
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	19,960	20,644
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	16,700	17,304
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	37,570	39,617
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	11,685	10,526
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	7,905	6,820
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	10,000	10,293
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	8,415	8,610
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	10,000	10,266
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,467
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	47,500	48,610
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,255
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,500	5,581
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,020	6,074
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,460	1,582
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2046	2,245	2,410
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,104
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,070	1,017
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,085	2,156
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	10,000	10,945
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	1,505	1,232
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	2,495	2,218
[4]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	420	433
[4]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	2,225	2,295
[1]	Yonkers NY GO	5.000%	3/15/2037	1,000	1,078
[1]	Yonkers NY GO	5.000%	2/1/2042	170	181
[1]	Yonkers NY GO	5.000%	2/1/2042	200	213
[1]	Yonkers NY GO	5.000%	2/1/2043	330	350
[1]	Yonkers NY GO	5.000%	2/1/2043	250	265
[1]	Yonkers NY GO	5.000%	2/1/2044	250	263
[1]	Yonkers NY GO	5.000%	2/1/2044	225	237
					2,856,695
North Carolina (1.3%)
	Cabarrus County NC Appropriations Revenue	5.000%	8/1/2045	2,000	2,135
	Cabarrus County NC Appropriations Revenue	5.000%	8/1/2046	3,500	3,709
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/2028	1,280	1,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/2034	1,000	1,005
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2043	3,500	3,728
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/2044	1,500	1,591
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/2040	570	560
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2036	1,580	1,449
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2037	1,665	1,499
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2038	3,505	3,096
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2048	5,100	3,849
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,735	1,918
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,675	1,836
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	3,455	3,653
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/2046	5,000	3,855
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2048	2,425	2,524
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,437
	Charlotte NC GO	2.000%	6/1/2041	10	7
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,645	2,821
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	1,490	1,562
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,385	3,370
	Greensboro NC Combined Water & Sewer System Water Revenue	5.000%	6/1/2047	3,450	3,644
	Greensboro NC Combined Water & Sewer System Water Revenue	5.000%	5/1/2048	2,000	2,104
	Holly Springs NC Water Revenue	5.000%	11/1/2046	1,000	1,061
	Holly Springs NC Water Revenue	5.000%	11/1/2047	1,000	1,053
	Holly Springs NC Water Revenue	5.000%	11/1/2048	1,000	1,047
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,723
	Johnston County NC Intergovernmental Agreement Revenue	5.000%	4/1/2047	1,175	1,232
	Moore County NC Appropriations Revenue	3.000%	6/1/2038	490	433
	Moore County NC Appropriations Revenue	3.000%	6/1/2039	800	692
	Moore County NC Appropriations Revenue	3.000%	6/1/2040	625	531
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/2048	2,450	2,512
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	2,500	2,393
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/2040	4,435	3,348
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	155	155
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,660	1,662
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,795	4,007
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,925	3,255
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/1/2057	6,050	6,867
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	36,000	39,775
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	38,355	42,329
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,035
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,390	2,518
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	1,860	1,947
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	750	765
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	1,470	1,510
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,515	2,901
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	1,350	1,109
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/2052	3,000	2,495
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/2056	3,000	2,991
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/2045	7,000	7,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2048	3,000	2,813
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2037	1,250	1,330
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2038	1,250	1,324
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/2041	1,000	1,047
	Pender County NC GO	3.000%	3/1/2040	3,000	2,633
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,888
	Raleigh NC Appropriations Revenue	5.000%	10/1/2045	750	801
	Raleigh NC Appropriations Revenue	5.000%	10/1/2046	335	355
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	2,240	2,163
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	2,240	2,149
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2045	1,000	1,071
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/2047	5,000	5,041
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/2033	1,750	1,764
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,670	6,710
					242,091
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	3,340	3,336
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,120	1,029
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,184
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2053	2,555	2,575
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2054	1,595	1,712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	4,495	4,803
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	900	971
[1]	University of North Dakota COP	4.000%	6/1/2051	2,600	2,249
	West Fargo Public School District No. 6 GO	3.000%	8/1/2031	3,280	3,167
	West Fargo Public School District No. 6 GO	3.000%	8/1/2032	3,380	3,220
					29,246
Ohio (1.9%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	2,250	2,242
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2042	2,500	2,530
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/2044	590	618
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,010	1,015
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2036	2,560	2,622
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	7,000	7,521
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	7,500	8,000
	Athens City School District GO	3.250%	12/1/2048	2,775	2,149
	Avon Lake City School District GO	5.000%	12/1/2055	5,600	5,686
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	2,050	2,050
[3]	Brunswick City School District GO	5.500%	12/1/2060	4,305	4,468
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,041
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,000	999
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,500	2,430
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	31,060	26,583
	Cleveland OH Income Tax Revenue	4.000%	10/1/2033	425	434
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	730	684
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	575	528
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	452
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	800	709
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,386	7,207
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,558
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,534
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,065
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	1,260	1,258
[4]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	1,420	1,417
	Cuyahoga County OH GO	5.500%	12/1/2061	8,440	9,009
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/2047	10,100	9,290
[4]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	7,000	7,350
[1]	Fayette County OH Health, Hospital, Nursing Home Revenue	5.250%	12/1/2045	3,405	3,600
	Franklin City School District GO	3.000%	11/1/2057	5,205	3,432
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,610	1,611
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	11,525	11,526
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	5,580	5,810
[7]	Freddie Mac Pool	4.300%	8/1/2042	958	918
	Grandview Heights City School District GO	5.000%	12/1/2058	2,010	2,049
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2033	1,850	1,710
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2034	1,000	910
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2035	1,000	894
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2044	1,140	885
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,575	1,669
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,055
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,455	1,536
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	800	841
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,660	2,789
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,780	2,906
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,079
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,504
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,245	1,065
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	1,007
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2049	3,000	3,191
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2043	2,250	2,400
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2044	2,955	3,136
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2045	3,745	3,955
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2046	6,620	6,943
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2047	1,950	2,031
	Kings Local School District GO	5.500%	12/1/2062	8,990	9,359
[2,4]	Lancaster Port Authority Local or Guaranteed Housing Revenue (Vivera Fairfield Project)	6.375%	1/1/2046	830	830
	Miami University OH College & University Revenue	5.000%	9/1/2046	1,330	1,399
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,500	1,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	375	388
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	225	189
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	7,655	6,747
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	1,540	1,059
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	5,000	4,260
	New Albany Plain Local School District GO	5.250%	12/1/2059	10,650	11,149
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	4,250	4,278
	Ohio GO	3.000%	6/15/2039	2,500	2,131
	Ohio GO	5.000%	3/1/2045	2,200	2,350
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2039	1,000	945
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2050	1,500	1,251
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2041	1,025	1,095
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2046	1,715	1,786
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2043	11,050	11,156
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/2050	2,500	1,757
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,000	1,613
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	3,625	2,778
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2034	3,160	3,159
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2039	1,840	1,778
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/2050	6,970	6,910
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/2055	6,745	7,280
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,445	4,768
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	4,005	4,320
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,395	7,992
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,610	6,098
[2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	1,960	2,176
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ashford at Central Park Projects)	6.250%	1/1/2046	1,120	1,135
[4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks Grove City Project)	6.125%	1/1/2046	1,890	1,908
[2,4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Walnut Creek Program)	6.375%	1/1/2046	1,185	1,183
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	1,475	1,458
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,285	1,437
	Ohio State University College & University Revenue	3.000%	12/1/2044	3,750	2,939
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/2038	2,385	2,612
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.000%	12/1/2048	3,000	2,755
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2031	12,100	12,234
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2043	1,385	1,405
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,493
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	4,450	4,589
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2046	3,570	3,792
	Oxford OH Miami University College & University Revenue	5.000%	9/1/2045	1,500	1,589
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,495	2,497
[3]	Springboro Community City School District GO	5.250%	12/1/2061	2,270	2,341
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,100	1,153
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	1,615	1,710
	Wickliffe City School District GO	3.250%	12/1/2056	10,355	7,362
	Worthington City School District GO	5.500%	12/1/2054	4,000	4,192
					360,224
Oklahoma (0.7%)
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2038	1,700	1,820
[3]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2041	1,000	1,039
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2043	100	104
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2044	200	207
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2045	105	109
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2046	300	309
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	4,490	2,912
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (Oklahoma Department of Transportation Project)	4.000%	7/1/2050	2,310	2,065
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2044	2,395	2,537
	Oklahoma City Water Utilities Trust Sewer Revenue	5.000%	7/1/2045	1,750	1,848
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/2064	7,000	7,287
[3]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,581
[3]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2043	2,500	2,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	3,000	1,599
[2]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.500%	3/1/2058	2,725	3,088
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,015	1,121
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Villages at Rose Hill Project) PUT	3.125%	6/1/2029	725	722
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	2,515	2,754
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2032	1,000	1,021
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2033	650	662
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2034	950	964
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/2035	590	596
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.250%	1/1/2056	13,925	14,572
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	375	377
	Oklahoma State University College & University Revenue	4.000%	9/1/2037	785	785
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	500	412
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	406
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2046	4,965	5,321
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	31,695	33,324
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	17,700	18,966
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,195	2,301
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2044	1,245	1,307
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2046	1,050	1,096
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/2035	1,000	821
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2030	12,575	12,587
					129,246
Oregon (1.4%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	320	318
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/2033	1,415	1,420
	Clackamas County School District No. 7J Lake Oswego GO	5.000%	6/1/2045	3,480	3,705
	Clackamas County School District No. 7J Lake Oswego GO	5.000%	6/1/2046	3,740	3,954
	Clackamas County School District No. 7J Lake Oswego GO	5.000%	6/1/2047	2,870	3,013
	Columbia County School District No. 502 GO	5.000%	6/15/2045	9,000	9,282
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2033	1,000	1,000
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	1,000	985
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2045	400	425
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2046	450	476
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2051	5,080	5,272
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2055	4,655	4,794
	Forest Grove OR College & University Revenue	4.000%	5/1/2036	445	419
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	1,495	1,348
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2043	1,935	1,988
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/2044	1,840	1,885
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	7,750	6,479
	Multnomah County School District No. 1J Portland GO	3.000%	6/15/2037	2,335	2,064
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2047	19,200	20,173
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2050	23,050	23,923
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	13,715	14,485
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2045	2,630	2,851
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2045	775	825
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2046	465	491
	Oregon (Article Xi-Q State Projects) GO	5.000%	5/1/2044	6,000	6,171
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	387
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	370
	Oregon City School District No. 62 GO	5.000%	6/15/2049	2,615	2,714
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	3,355	3,561
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2045	1,250	1,326
	Oregon GO	5.000%	6/1/2035	500	516
	Oregon GO	5.000%	5/1/2036	1,000	1,030
	Oregon GO	5.000%	5/1/2037	700	720
	Oregon GO	5.000%	5/15/2037	1,750	1,843
	Oregon GO	5.000%	6/1/2037	1,560	1,604
	Oregon GO	5.000%	5/1/2038	650	667
	Oregon GO	5.000%	6/1/2041	1,910	2,035
	Oregon GO	5.000%	11/1/2042	1,730	1,867
	Oregon GO	2.600%	12/1/2042	1,455	1,088
	Oregon GO	5.000%	5/1/2043	2,500	2,552
	Oregon GO	5.000%	11/1/2043	1,300	1,397
	Oregon GO	5.000%	6/1/2045	1,620	1,725
	Oregon GO	5.000%	6/1/2046	235	248
	Oregon GO	6.250%	6/1/2056	5,610	6,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	665	669
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	2,810	2,819
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,170	2,386
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2056	1,850	2,072
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/2041	2,000	1,477
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	1,505	1,519
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	7,040	5,518
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	3,575	3,021
	Oregon State Lottery Revenue	5.000%	4/1/2037	6,185	6,255
	Oregon State Lottery Revenue	5.000%	4/1/2037	2,500	2,599
	Oregon State Lottery Revenue	5.000%	4/1/2039	3,000	3,103
	Oregon State Lottery Revenue	5.250%	4/1/2044	7,500	8,133
	Oregon State Lottery Revenue	5.250%	4/1/2045	6,500	7,016
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,341
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2044	5	4
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/2037	6,375	5,723
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2049	6,610	6,831
	Portland OR Water System Water Revenue	3.000%	5/1/2034	7,760	7,300
	Portland OR Water System Water Revenue	3.000%	5/1/2036	8,230	7,495
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	7,500	7,711
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2039	1,410	1,444
	University of Oregon College & University Revenue	5.000%	4/1/2045	1,860	1,982
	University of Oregon College & University Revenue	5.000%	4/1/2046	1,000	1,058
[3]	University of Oregon College & University Revenue	3.500%	4/1/2052	28,370	22,369
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	5,560	5,881
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2044	8,875	3,477
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	1,635	1,423
					275,307
Pennsylvania (3.8%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,505
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	5,000	5,104
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	2,500	2,229
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,007
[2,3]	Allentown City School District GO	5.000%	6/1/2046	5,095	5,303
[2,3]	Allentown City School District GO	5.000%	6/1/2047	8,025	8,304
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,625	5,773
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,529
	Bethel Park School District GO	4.000%	8/1/2037	1,500	1,503
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	6,500	4,514
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,500	1,255
	Centennial School District Bucks County GO	5.000%	12/15/2035	1,125	1,181
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	13,000	10,935
[1]	Central Valley School District GO	3.000%	6/1/2040	2,415	2,010
[1]	Central Valley School District GO	3.000%	6/1/2044	2,305	1,817
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	1,800	1,800
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,000	1,001
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	2,580	2,249
[3]	Coatesville School District GO	0.000%	10/1/2038	2,100	1,167
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,930	1,987
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	15	15
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,625	2,494
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	10,000	10,085
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	4,685	4,603
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,307
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	2,525	2,721
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	10,000	9,580
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,375	27,085
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,375	26,951
	Conestoga Valley School District GO	3.000%	2/1/2034	2,050	1,880
	Conestoga Valley School District GO	3.000%	2/1/2036	2,175	1,924
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,000	6,277
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	2,000	1,668
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	1,920	1,934
	Cumberland Valley School District GO	4.000%	11/15/2038	2,345	2,323
	Cumberland Valley School District GO	4.000%	11/15/2040	3,000	2,941
	Downingtown Area School District GO	5.000%	11/1/2045	590	621
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,074
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,970	1,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	5,000	3,926
[1]	Ellwood City Area School District GO	4.000%	11/15/2040	810	777
[3]	Fairview School District GO	3.000%	9/15/2039	1,000	849
[3]	Fairview School District GO	3.000%	9/15/2040	1,000	838
[3]	Fairview School District GO	3.000%	9/15/2041	1,000	820
[7]	Freddie Mac Pool	3.500%	8/1/2041	2,467	2,156
[3]	Gateway School District Alleghany County GO	3.000%	10/15/2038	1,500	1,292
[3]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,000	843
[3]	Gateway School District Alleghany County GO	3.000%	10/15/2040	1,400	1,148
[3]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,500	1,996
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	5,600	5,635
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2045	2,810	2,822
	Haverford Township PA GO	3.600%	6/1/2043	3,355	3,015
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	2,935	3,007
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	881
	Latrobe IDA College & University Revenue	5.375%	3/1/2051	445	423
	Latrobe IDA College & University Revenue	5.500%	3/1/2056	520	494
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,902
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	6,300	5,013
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	3,345	3,653
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,050	10,111
	Methacton School District GO	5.250%	7/15/2051	1,100	1,131
	Methacton School District GO	5.250%	7/15/2054	1,770	1,814
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	1,250	1,341
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,380	1,472
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	1,765	1,492
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	2,700	2,410
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	4,000	3,417
	Montgomery County PA GO	5.000%	3/1/2036	6,120	6,700
	Montgomery County PA GO	5.000%	3/1/2037	7,485	8,146
	Montgomery County PA GO	5.000%	3/1/2038	3,790	4,102
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,520
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	6,140	6,140
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	5,015	4,959
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	12,000	10,284
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	3,715	3,318
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,001
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	2,240	2,361
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	1,530	1,632
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	1,545	1,527
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,945	1,809
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	4,880	5,103
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	840	764
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	2,000	2,069
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2046	7,470	7,684
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,045	1,779
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/15/2051	5,000	5,161
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	9,750	8,118
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	805	848
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	500	524
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	1,000	1,045
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2033	1,555	1,556
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2036	4,970	5,239
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	3,500	2,992
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,155	1,149
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,255	3,922
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	3,600	3,245
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	3,790	3,373
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,950	10,164
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	8,285	8,179
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	1,715	1,767
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,130	2,229
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	3,995	4,275
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,410	6,838
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	4,210	4,540
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,768	6,255
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,319	1,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	1,140	1,257
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	3,315	3,762
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,047
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	5,000	5,249
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	7,500	7,911
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	3,075	3,273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	1,085	1,151
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	11,670	11,678
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,440	2,575
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	3,855	3,863
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2038	5,715	6,249
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2038	2,740	2,732
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	5,000	5,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	6,660	7,249
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,245	2,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,985	3,104
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	4,545	4,459
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,135	3,336
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2042	1,315	591
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,696
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	6,010	6,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,225	2,361
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2042	1,500	1,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,250	2,378
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,500	4,757
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,665	1,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,500	2,580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	4,000	4,208
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	4,505	4,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,000	1,057
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	6,500	5,982
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	4,580	4,215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,100	2,184
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,230	1,290
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	11,245	9,861
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,310	3,763
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	1,000	1,032
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	1,000	1,040
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	1,610	1,626
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	5,110	5,233
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,721
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	3,510	3,668
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	1,115	1,130
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,150	1,165
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	1,700	1,721
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2037	1,615	1,615
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,600	1,619
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	6,070	6,102
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,602
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,175	1,248
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,100	1,162
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,700	1,564
	Philadelphia IDA College & University Revenue	5.000%	11/1/2034	5,250	5,447
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	1,200	1,057
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,715	3,813
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	12,010	12,305
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2047	6,150	5,283
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	20,000	18,046
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,468
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	5,765	6,074
	Philadelphia PA GO	5.000%	8/1/2042	615	654
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,800	1,850
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	4,400	4,684
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	4,905	5,166
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2035	1,140	1,152
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2047	1,700	1,771
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	4,470	4,745
	Radnor Township School District GO	3.000%	8/15/2035	1,400	1,274
	Radnor Township School District GO	5.000%	8/15/2051	1,000	1,035
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2037	1,955	2,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2041	2,410	2,576
	School District of Philadelphia GO	5.250%	9/1/2037	1,100	1,198
	School District of Philadelphia GO	4.000%	9/1/2038	5,000	4,865
	School District of Philadelphia GO	5.250%	9/1/2038	580	628
	School District of Philadelphia GO	5.250%	9/1/2038	1,000	1,083
	School District of Philadelphia GO	5.250%	9/1/2041	14,100	15,070
	School District of Philadelphia GO	5.250%	9/1/2043	7,600	8,097
	School District of Philadelphia GO	5.000%	9/1/2044	2,950	3,017
	School District of Philadelphia GO	5.000%	9/1/2045	1,000	1,053
	School District of Philadelphia GO	4.000%	9/1/2046	5,000	4,550
	School District of Philadelphia GO	5.000%	9/1/2046	1,000	1,045
	School District of Philadelphia GO	5.500%	9/1/2051	1,000	1,070
	Spring Township PA GO	3.000%	11/15/2033	1,020	953
	Spring Township PA GO	3.000%	11/15/2034	1,050	968
	Spring Township PA GO	3.000%	11/15/2035	1,085	980
	Spring Township PA GO	3.000%	11/15/2036	1,115	991
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	790	796
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,500	1,266
	Upper St. Clair Township School District GO	3.250%	10/1/2035	5,000	4,676
	York County PA GO	4.000%	3/1/2035	3,000	3,012
					718,970
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	9,051	9,231
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	28,246	29,823
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	27,378	29,543
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	20,239	14,693
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	39,346	39,345
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	15,035	14,900
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	3,384	3,307
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	5,738	5,376
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,065	1,098
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,250	1,305
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	6,560	6,914
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,935	3,101
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,760	10,380
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	9,100	9,480
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,205	2,314
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,310	3,173
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,535	1,471
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,665	2,555
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	165	173
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	215	223
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	40	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	119
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	40	35
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,548	1,504
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	11,299	10,241
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,000	908
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,080	2,608
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	8,877	6,929
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	63,718	62,214
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	796	777
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,919	1,874
					276,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island (0.3%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2038	700	667
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2039	860	808
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	885	822
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2041	930	869
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2050	1,500	1,228
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	335	356
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	480	499
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	500	517
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	550	567
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	580	597
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	9,250	9,432
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/15/2056	1,340	1,380
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,000	4,262
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	2,375	2,520
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	5,140	5,430
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,285	3,452
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2045	3,500	3,659
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/2054	5,000	4,665
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	2,605	2,864
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2040	6,580	6,581
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,040	1,016
					52,191
South Carolina (1.5%)
	Clemson University College & University Revenue	5.000%	5/1/2042	1,050	1,130
	Clover School District No. 2 GO	5.000%	3/1/2047	5,300	5,507
	Clover School District No. 2 GO	5.000%	3/1/2048	5,420	5,608
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2034	725	735
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/2043	1,590	1,598
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/2051	2,115	2,058
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	243
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	241
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	286
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2054	5,390	5,494
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2041	1,385	1,136
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2042	1,000	804
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,722
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2038	1,250	1,311
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2040	1,330	1,385
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,000	1,038
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2030	1,045	1,052
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	1,550	1,556
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2041	1,130	1,202
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2042	2,350	2,493
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2043	1,310	1,384
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2044	1,380	1,451
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2045	1,000	1,047
[13]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2047	1,125	1,164
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/2040	7,000	7,025
	Onondaga Central School District GO	5.000%	4/1/2039	6,600	7,282
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	4,860	5,167
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	2,250	2,083
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	3,275	3,278
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2041	1,310	1,382
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2042	1,250	1,315
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,000	949
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2049	4,250	3,856
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/2059	6,000	5,481
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/2041	1,365	1,312
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	2,425	2,417
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,890	3,060
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,595	3,369
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	5,415	5,730
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,785	1,919
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	5,450	5,747
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	1,315	1,408
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	4,660	4,227
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,560	2,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	3,050	3,211
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	9,935	10,377
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (MCLEOD Health Project)	4.250%	11/1/2054	8,815	8,086
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2036	7,285	7,154
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	19,425	16,991
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	2,205	2,164
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	2,140	2,138
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2036	2,885	2,865
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	2,690	2,609
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	3,000	2,910
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	1,330	1,271
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	10,680	10,110
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	3,000	2,828
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	11,480	10,822
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	1,450	1,528
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,075	3,192
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,645	5,768
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	14,450	14,881
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	2,690	2,704
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	3,580	3,583
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2047	5,940	6,128
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	3,875	4,031
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	1,730	1,720
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/2052	5,070	5,112
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,755	8,577
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	3,000	3,288
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	9,365	10,397
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,085
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	2,760	2,722
	University of South Carolina College & University Revenue	5.000%	5/1/2034	865	874
	University of South Carolina College & University Revenue	5.000%	5/1/2040	9,075	9,134
					281,614
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2051	2,775	2,183
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	9,710	9,720
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	2,810	2,592
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,725	13,769
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2051	1,000	1,033
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,225	1,353
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2057	10,500	11,783
					42,433
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,520	1,576
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	2,120	1,932
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	5,000	5,131
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	1,000	1,031
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	2,345	2,369
	Dickson Electric System Electric Power & Light Revenue	5.250%	7/1/2047	1,015	1,061
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,450	2,450
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	4,030	4,100
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/2049	1,250	1,285
	Knox County TN GO	3.000%	6/1/2040	3,730	3,169
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	10,000	8,816
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (525 Flats Project)	5.000%	12/1/2064	1,000	1,001
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,407
[3]	Loudon & Monroe Counties Water & Sewer Water Revenue	5.000%	7/1/2047	1,250	1,289
	Memphis TN GO	5.000%	5/1/2043	8,820	9,386
	Memphis TN GO	5.000%	5/1/2044	9,260	9,806
	Memphis TN GO	5.000%	5/1/2045	9,725	10,252
	Memphis TN GO	5.000%	5/1/2046	10,210	10,694
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2046	2,155	2,270
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	6,605	6,753
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2045	1,000	1,027
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2050	1,580	1,624
	Memphis TN Storm Water System Water Revenue	5.000%	2/1/2038	1,500	1,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2040	725	751
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2041	1,000	1,032
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2042	1,315	1,354
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2031	640	640
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2032	670	670
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2033	705	705
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2034	745	745
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2035	780	780
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	1,265	1,078
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/2051	2,120	1,626
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	7,435	8,099
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	7/1/2030	235	230
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2056	3,255	3,380
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	1,935	1,951
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	2,000	2,121
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2037	2,400	2,424
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2038	5,675	6,269
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2041	10,000	9,789
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	14,581
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	15,000	14,581
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2036	4,075	2,615
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2037	3,175	1,926
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2038	2,725	1,559
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,335	1,424
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	14,580	15,191
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	2,440	2,539
	Shelby County TN GO	3.125%	4/1/2033	1,465	1,403
	Shelby County TN GO	5.000%	4/1/2042	17,775	18,924
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	10,225	10,298
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	21,730	22,696
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	2,500	2,633
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,190	1,192
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	6,750	6,795
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	23,035	23,916
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	7,580	7,949
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	18,790	19,228
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,625	3,836
	Washington County TN GO	4.000%	6/1/2029	3,260	3,261
					313,259
Texas (10.9%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2027	3,796	3,796
[14]	Aledo Independent School District GO	5.000%	2/15/2043	1,000	1,038
[14]	Alvarado TX Independent School District GO	4.000%	2/15/2052	2,875	2,535
[14]	Anna Independent School District GO	4.000%	8/15/2050	2,160	1,918
	Anna TX GO	5.000%	2/15/2048	7,230	7,418
[14]	Argyle Independent School District GO	4.000%	8/15/2049	4,000	3,602
[14]	Argyle Independent School District GO	4.000%	8/15/2053	1,875	1,649
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	2,380	2,388
	Arlington TX GO	4.000%	8/15/2038	3,790	3,785
	Arlington TX GO	4.000%	8/15/2043	3,790	3,627
	Arlington TX GO	4.000%	8/15/2044	3,790	3,594
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2042	1,200	1,280
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2031	1,445	1,541
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	1,440	1,527
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2033	2,045	2,155
[1]	Aubrey TX GO	5.250%	2/15/2041	1,135	1,210
[1]	Aubrey TX GO	5.250%	2/15/2042	1,005	1,069
[1]	Aubrey TX GO	5.250%	2/15/2043	1,990	2,112
[1]	Aubrey TX GO	5.250%	2/15/2044	2,055	2,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Aubrey TX GO	5.250%	2/15/2045	1,350	1,421
[1]	Aubrey TX GO	5.000%	2/15/2050	2,635	2,689
[4]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	3,289	3,231
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,110
[2]	Austin Community College District GO	5.000%	8/1/2038	2,495	2,752
	Austin Community College District GO	5.250%	8/1/2055	15,415	16,043
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/2032	1,000	1,002
[14]	Austin Independent School District GO	5.000%	8/1/2042	4,500	4,841
[14]	Austin Independent School District GO	5.250%	8/1/2044	4,175	4,528
[14]	Austin Independent School District GO	5.250%	8/1/2045	3,190	3,444
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2042	7,000	7,472
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	1,800	1,904
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2045	1,760	1,808
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2046	3,000	3,136
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2054	3,740	3,828
	Austin TX GO	5.000%	9/1/2038	2,000	2,090
	Austin TX GO	5.000%	9/1/2044	1,000	1,055
	Austin TX GO	5.000%	9/1/2045	2,500	2,633
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	6,050	6,211
[14]	Barbers Hill Independent School District GO	5.000%	2/15/2042	1,200	1,269
[14]	Bastrop Independent School District GO	5.000%	2/15/2042	1,045	1,112
[14]	Bastrop Independent School District GO	5.000%	2/15/2043	800	847
[14]	Bastrop Independent School District GO	5.000%	2/15/2044	840	885
[14]	Bastrop Independent School District GO	5.000%	2/15/2045	885	928
[3]	Bastrop TX GO	4.000%	8/1/2049	1,500	1,332
[14]	Beeville Independent School District GO	4.125%	8/15/2049	5,180	4,810
[14]	Bellville Independent School District GO	4.125%	2/15/2049	5,630	5,181
[14]	Belton Independent School District GO	4.000%	2/15/2052	1,000	889
	Bexar County Hospital District GO	5.000%	2/15/2039	2,500	2,540
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	1,980	2,216
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,440	9,119
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	1,000	1,051
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,215	8,836
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	28,070	30,031
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	1,000	798
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2050	8,250	8,805
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2052	6,000	5,332
[14]	Bonham Independent School District GO	4.000%	2/15/2053	2,130	1,873
[14]	Bonham Independent School District GO, Prere.	4.000%	8/15/2033	370	387
[14]	Brownwood Independent School District GO	5.000%	2/15/2038	1,300	1,373
[14]	Brownwood Independent School District GO	5.000%	2/15/2039	2,100	2,206
[4]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	750	735
[14]	Bullard Independent School District GO	4.000%	2/15/2052	4,745	4,239
[14]	Calallen Independent School District GO	5.000%	2/15/2042	500	524
[14]	Canton TX Independent School District GO	4.000%	2/15/2054	3,000	2,637
[14]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	2,215	2,339
[14]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2042	1,900	2,000
[14]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2044	2,500	2,608
[14]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2038	3,000	3,290
[14]	Castleberry Independent School District GO	5.000%	2/15/2054	2,750	2,802
[14]	Cedar Hill Independent School District GO	5.250%	2/15/2042	1,165	1,258
[14]	Celina Independent School District GO	5.000%	2/15/2040	1,055	1,120
[14]	Celina Independent School District GO	5.000%	2/15/2041	1,100	1,162
[14]	Celina Independent School District GO	5.000%	2/15/2047	1,000	1,034
[14]	Celina Independent School District GO	5.250%	2/15/2055	7,500	7,847
[2]	Celina TX Special Assessment Revenue	5.200%	9/1/2046	300	295
[2]	Celina TX Special Assessment Revenue	5.600%	9/1/2055	435	426
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,345	1,353
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	1,200	1,152
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	1,900	1,799
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,425	1,513
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2045	7,225	6,656
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	4,750	4,847
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	1,875	1,913
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	8,845	7,611
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	9,500	9,490
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	15,000	14,029
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	1,395	1,473
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,100	1,157
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,740	1,837

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/2028	50	47
	Chambers County TX GO	4.000%	3/1/2047	1,080	961
[14]	Clear Creek Independent School District GO	5.000%	2/15/2043	4,745	5,039
[14]	Clear Creek Independent School District GO	5.000%	2/15/2044	2,875	3,040
[14]	Comal Independent School District GO	4.000%	2/1/2036	1,000	1,009
[14]	Comal Independent School District GO	3.000%	2/1/2041	3,720	3,093
[14]	Comal Independent School District GO	5.000%	2/1/2042	2,085	2,233
[14]	Comal Independent School District GO	5.000%	2/1/2043	1,635	1,745
[14]	Conroe Independent School District GO	5.000%	2/15/2043	4,540	4,821
[14]	Conroe Independent School District GO	5.000%	2/15/2045	1,000	1,054
[14]	Conroe Independent School District GO	5.000%	2/15/2047	3,250	3,394
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/2041	650	601
[14]	Corpus Christi Independent School District GO	4.000%	8/15/2033	1,425	1,451
[14]	Corpus Christi Independent School District GO	5.000%	8/15/2049	7,720	7,930
	Corpus Christi TX GO	5.000%	3/1/2041	1,420	1,489
	Corpus Christi TX GO	5.000%	3/1/2041	1,765	1,851
	Corpus Christi TX GO	5.000%	3/1/2042	1,935	2,022
	Corpus Christi TX GO	5.000%	3/1/2042	1,740	1,818
	Corpus Christi TX GO	5.000%	3/1/2043	1,930	2,008
	Corpus Christi TX GO	5.000%	3/1/2043	1,615	1,680
	Corpus Christi TX GO	5.000%	3/1/2044	2,140	2,213
	Corpus Christi TX GO	5.000%	3/1/2044	2,750	2,843
	Corpus Christi TX GO	5.000%	3/1/2045	2,200	2,266
	Corpus Christi TX GO	5.000%	3/1/2045	1,890	1,947
[4]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	594	588
[14]	Crowley Independent School District GO	5.250%	2/1/2050	2,500	2,620
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/2041	1,045	849
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	1,635	1,672
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	3,740	3,272
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	5,000	5,151
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	4,520	4,579
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	6,025	6,082
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	3,000	3,188
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,035	3,211
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	3,825	4,033
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	1,800	1,945
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	2,250	2,418
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	17,500	18,378
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,270	1,214
[14]	Dallas Independent School District GO	5.000%	2/15/2042	6,610	7,038
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2065	9,435	9,581
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2038	1,340	1,280
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2035	2,225	2,252
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2040	4,360	4,227
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2041	5,000	4,780
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	4,455	4,191
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	9,355	8,675
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2052	2,500	2,211
[14]	Denison Independent School District GO	4.000%	8/1/2053	11,000	9,783
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	195	201
[4]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	635	646
[4]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	1,325	1,358
	Denton TX GO	4.000%	2/15/2042	1,410	1,341
	Denton TX GO	4.000%	2/15/2049	7,835	6,966
[14]	Dripping Springs TX Independent School District GO	5.000%	2/15/2039	550	591
[14]	Dripping Springs TX Independent School District GO	5.000%	2/15/2040	850	910
[14]	Dripping Springs TX Independent School District GO	5.000%	2/15/2041	650	693
[14]	Dripping Springs TX Independent School District GO	5.000%	2/15/2042	1,000	1,064
[14]	Dripping Springs TX Independent School District GO	5.000%	2/15/2043	1,145	1,215
[14]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2039	2,735	2,972
[14]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	3,000	3,224
[14]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,139
[14]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	2,650	2,819
[14]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	4,250	4,495
[14]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2045	4,255	4,486
[14]	Eagle Pass Independent School District GO	5.000%	8/15/2045	1,200	1,270
[14]	Eagle Pass Independent School District GO	5.000%	8/15/2046	1,000	1,056
[14]	Eagle Pass Independent School District GO	5.000%	8/15/2047	600	629
[14]	East Central Independent School District GO	4.000%	8/15/2054	2,295	2,013
[14]	Ector County Independent School District GO	5.000%	8/15/2044	4,385	4,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	1,000	1,052
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	1,980	2,067
[1]	El Paso County Hospital District GO	5.500%	2/15/2055	6,165	6,417
[14]	El Paso Independent School District GO	4.000%	8/15/2033	2,500	2,501
[14]	El Paso Independent School District GO	5.000%	8/15/2042	1,000	1,062
	El Paso TX GO	3.000%	8/15/2039	1,270	1,086
	El Paso TX GO	3.000%	8/15/2040	840	703
	El Paso TX GO	3.000%	8/15/2040	1,000	836
	El Paso TX GO	3.000%	8/15/2040	1,375	1,150
	El Paso TX GO	3.000%	8/15/2041	905	744
	El Paso TX GO	3.000%	8/15/2041	1,200	986
	El Paso TX GO	3.000%	8/15/2041	1,500	1,232
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2035	1,750	1,751
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	3,995	3,848
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	6,970	6,521
[14]	Farmersville Independent School District GO	4.000%	2/15/2051	5,500	4,954
[14]	Farmersville Independent School District GO	5.250%	2/15/2055	3,000	3,124
[14]	Flour Bluff Independent School District GO	5.000%	8/15/2043	1,800	1,922
[14]	Flour Bluff Independent School District GO	5.000%	8/15/2044	2,325	2,483
[14]	Forney Independent School District GO	3.000%	2/15/2037	2,000	1,789
	Forney Independent School District GO	0.000%	8/15/2039	1,000	563
[3]	Forney Independent School District GO	0.000%	8/15/2039	1,000	560
[3]	Forney Independent School District GO	0.000%	8/15/2040	1,000	530
[14]	Forney Independent School District GO	5.000%	8/15/2040	865	912
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2038	3,220	2,776
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2039	2,250	1,897
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2040	1,340	1,110
[14]	Fort Bend Independent School District GO	5.000%	8/15/2047	2,265	2,387
[14]	Fort Bend Independent School District GO	5.000%	8/15/2048	2,750	2,878
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2043	2,100	1,347
[7]	Freddie Mac Pool	3.100%	2/1/2040	5,704	4,885
[7]	Freddie Mac Pool	3.450%	7/1/2040	9,733	8,713
[14]	Friendswood Independent School District GO	4.000%	2/15/2032	3,630	3,631
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2038	1,300	1,379
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2040	550	588
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2042	750	795
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2044	680	715
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2051	1,015	859
	Garland TX GO	5.000%	2/15/2040	1,215	1,281
[14]	Georgetown Independent School District GO	5.000%	2/15/2043	1,305	1,390
[14]	Georgetown Independent School District GO	5.000%	2/15/2044	1,030	1,092
[14]	Georgetown Independent School District GO	5.000%	2/15/2045	2,975	3,133
[3]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2048	960	995
[3]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/2053	1,525	1,568
[14]	Goliad Independent School District GO	5.000%	2/15/2038	2,150	2,281
[14]	Goliad Independent School District GO	5.000%	2/15/2039	2,270	2,392
[14]	Goliad Independent School District GO	5.000%	2/15/2041	2,490	2,601
[14]	Goliad Independent School District GO	5.000%	2/15/2042	2,360	2,458
[14]	Goliad Independent School District GO	5.000%	2/15/2043	2,735	2,844
[14]	Goliad Independent School District GO	4.000%	2/15/2048	4,505	4,056
[14]	Goliad Independent School District GO	4.000%	2/15/2053	11,315	9,882
[14]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/2041	1,450	1,529
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2035	21,500	22,460
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/2036	8,585	8,952
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	6,000	6,098
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	4,160	4,269
[14]	Greenville Independent School District GO	5.000%	2/15/2041	1,700	1,830
[14]	Greenville Independent School District GO	5.000%	2/15/2042	2,170	2,325
[14]	Greenville Independent School District GO	5.000%	2/15/2043	1,250	1,336
[14]	Greenville Independent School District GO	5.000%	2/15/2044	1,000	1,066
[14]	Greenville Independent School District GO	5.000%	2/15/2045	1,750	1,852
[14]	Greenwood Independent School District GO	4.000%	2/15/2041	9,550	9,254
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,063
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	885	938
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2044	2,250	2,376
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2045	1,825	1,922
[2]	Gunter TX Special Assessment Revenue	5.625%	9/15/2046	2,425	2,389
[2]	Gunter TX Special Assessment Revenue	5.625%	9/15/2046	745	734
[2]	Gunter TX Special Assessment Revenue	6.000%	9/15/2056	1,635	1,604
[2]	Gunter TX Special Assessment Revenue	6.000%	9/15/2056	705	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,600	3,751
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	2,255	2,333
	Harris County Hospital District GO	5.000%	2/15/2045	12,500	13,178
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	14,335	14,719
[3]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2041	2,895	2,725
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2037	2,520	2,511
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2038	1,000	985
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	5,000	4,695
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2042	1,500	1,603
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	1,750	1,863
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	1,775	1,881
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2045	1,150	1,217
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2046	1,215	1,279
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	5,000	5,253
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	12,750	10,839
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	5,000	5,192
[14]	Hays Consolidated Independent School District GO	4.000%	2/15/2037	1,000	1,003
[14]	Hays Consolidated Independent School District GO	4.000%	2/15/2038	1,250	1,247
[14]	Hays Consolidated Independent School District GO	5.250%	2/15/2055	5,000	5,221
	Hays County TX GO	4.000%	2/15/2032	3,135	3,145
	Hays County TX GO	4.000%	2/15/2033	865	867
	Hays County TX GO	4.000%	2/15/2033	3,320	3,328
	Hays County TX GO	5.000%	2/15/2042	4,000	4,017
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,029
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,024
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2036	1,000	1,014
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,370	2,212
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,900	1,782
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	920
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,405	1,274
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	925
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,000	1,829
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	2,750	2,464
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	876
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2053	5,000	1,080
	Hidalgo County TX GO	5.000%	8/15/2050	1,260	1,295
[14]	Highland Park Potter County Independent School District GO	5.250%	2/15/2040	2,190	2,370
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2048	375	341
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2049	5,610	5,052
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2050	4,785	4,280
[1]	Horizon Regional Municipal Utility District GO	4.125%	2/1/2051	3,315	2,946
	Houston Community College System GO	4.000%	2/15/2036	8,500	8,491
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/2051	1,700	1,336
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	1,250	1,278
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,230	3,291
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	2,400	2,036
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	1,385	1,151
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	8,000	8,406
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	12,590	10,856
	Houston TX GO	4.000%	3/1/2034	590	597
	Houston TX GO	3.000%	3/1/2036	1,030	939
	Houston TX GO	5.250%	3/1/2042	1,925	2,049
	Houston TX GO	5.000%	3/1/2044	1,230	1,298
	Houston TX GO	5.000%	3/1/2045	1,250	1,310
	Houston TX GO	4.125%	3/1/2051	3,500	3,112
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	1,520	471
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	2,190	2,281
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,845	1,907
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.250%	9/1/2051	1,005	1,036
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	3,740	3,963
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	4,995	5,252
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	1,000	1,048
[14]	Humble Independent School District GO	5.000%	2/15/2042	3,000	3,191
[14]	Humble Independent School District GO	5.000%	2/15/2043	2,000	2,118
[14]	Humble Independent School District GO	4.000%	2/15/2052	3,155	2,819
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2033	1,125	1,130
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/2047	1,800	1,291
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	5,725	5,544
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,205	3,789
[14]	Katy Independent School District GO	3.000%	2/15/2033	3,000	2,851

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Katy Independent School District GO	3.000%	2/15/2034	6,995	6,560
[14]	Katy Independent School District GO	5.000%	2/15/2038	965	1,026
[14]	Katy Independent School District GO	5.000%	2/15/2039	1,125	1,190
[14]	Krum Independent School District GO	5.000%	8/15/2041	3,430	3,628
[14]	Krum Independent School District GO	5.000%	8/15/2042	3,600	3,798
[14]	Krum Independent School District GO	5.000%	8/15/2043	3,580	3,762
[14]	Krum Independent School District GO	5.250%	8/15/2043	1,500	1,619
[14]	Krum Independent School District GO	5.250%	8/15/2045	1,555	1,662
	Kyle TX GO	4.000%	8/15/2050	2,500	2,158
	Laguna-Madre Water District GO	4.000%	3/1/2052	4,670	4,187
[14]	Lake Orion Community School District GO	4.000%	2/15/2034	520	520
[14]	Lake Orion Community School District GO, Prere.	4.000%	2/15/2027	495	498
[14]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/2027	485	488
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/2045	3,315	3,503
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/2046	5,000	5,247
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/2054	7,960	7,036
[14]	Lamar Consolidated Independent School District GO	5.250%	2/15/2061	15,000	15,574
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	6,615	5,711
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2049	1,000	870
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	5,335	4,530
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,658
[14]	Leander Independent School District GO	5.000%	8/15/2037	4,030	4,450
[14]	Leander Independent School District GO	4.000%	2/15/2039	2,500	2,486
[14]	Leander Independent School District GO	4.000%	2/15/2040	2,500	2,465
[14]	Leander Independent School District GO	5.000%	8/15/2040	1,000	1,044
[14]	Leander Independent School District GO	5.000%	8/15/2041	1,355	1,412
[3]	Leander Independent School District GO	4.000%	2/15/2049	2,255	1,987
[3]	Leander Independent School District GO	4.125%	2/15/2053	1,340	1,179
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,080
[14]	Lewisville Independent School District GO	5.000%	8/15/2044	7,920	8,318
[14]	Liberty Hill Independent School District GO	3.000%	2/1/2035	1,500	1,365
[14]	Liberty Hill Independent School District GO	3.000%	2/1/2036	5,000	4,472
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	1,097	976
[14]	Little Elm Independent School District GO	4.000%	8/15/2054	5,000	4,393
	Lone Star College System GO	4.000%	2/15/2029	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,250	1,371
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2034	5,050	5,321
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2035	3,200	3,510
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2036	4,015	4,376
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	3,625	3,631
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,095	3,351
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2038	7,000	7,531
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	7,500	8,015
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	1,785	1,732
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	2,560	2,720
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,025	2,143
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,020	1,065
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,000	1,032
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	2,810	2,889
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,500	1,553
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2036	1,000	1,047
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,040	1,074
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	3,000	3,130
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,290	1,359
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,400	1,493
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,545
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	2,000	2,079
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,500	1,592
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,500	1,540
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,720	2,818
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,500	8,879
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,000	1,025
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,115	5,221
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	1,025	1,047
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	7,000	7,361
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	8,885	9,201
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	1,570	1,337
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	5,755	5,882
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	8,020	8,267
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	8,115	8,476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	6,745	6,841
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	11,080	11,185
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,450	4,506
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2043	3,930	3,971
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,000	862
[14]	Lumberton Independent School District GO	3.000%	2/15/2045	1,300	1,001
[14]	Mabank Independent School District GO	5.000%	8/15/2043	2,530	2,658
[14]	Mansfield Independent School District GO	5.000%	2/15/2044	5,270	5,572
[14]	Mansfield Independent School District GO	4.000%	2/15/2054	5,650	5,018
	McKinney TX GO	5.000%	8/15/2041	2,140	2,267
	McKinney TX GO	5.000%	8/15/2042	2,345	2,478
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2039	1,000	721
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/2040	1,000	698
[2]	Mclendon-Chisholm TX Special Assessment Revenue	5.250%	9/15/2046	400	392
[2]	Mclendon-Chisholm TX Special Assessment Revenue	5.700%	9/15/2056	500	488
[14]	McLennan County Midway Independent School District GO	5.000%	8/15/2045	1,800	1,903
[14]	McLennan County Midway Independent School District GO	5.000%	8/15/2046	1,250	1,314
[14]	Medina Valley Independent School District GO	4.000%	2/15/2053	14,750	13,044
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,357
	Midland County TX GO	4.000%	2/15/2039	5,000	4,975
[14]	Midland Independent School District GO	5.000%	2/15/2047	3,390	3,543
[14]	Midland Independent School District GO	4.000%	2/15/2054	7,800	6,906
[14]	Midlothian Independent School District GO	5.000%	2/15/2046	1,000	1,053
[14]	Midlothian Independent School District GO	5.000%	2/15/2047	900	942
[14]	Midlothian Independent School District GO	5.000%	2/15/2048	1,300	1,357
	Missouri City TX GO	4.000%	6/15/2032	1,125	1,125
[14]	Montgomery Independent School District GO	4.000%	2/15/2054	2,570	2,261
[14]	Needville Independent School District GO	4.000%	8/15/2049	4,770	4,352
[14]	Needville Independent School District GO	4.000%	8/15/2054	7,640	6,744
[14]	New Braunfels Independent School District GO	4.000%	2/1/2052	4,000	3,553
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	10,380	8,827
[14]	New Caney Independent School District GO	5.000%	2/15/2037	625	680
[14]	New Caney Independent School District GO	5.000%	2/15/2038	750	811
[14]	New Caney Independent School District GO	5.000%	2/15/2048	2,265	2,340
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,720	5,556
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	2,500	2,682
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	4,805	5,038
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	6,655	7,163
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	6,000	6,215
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	5,620	4,750
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2043	1,650	1,651
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2060	1,125	1,182
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2041	2,500	2,670
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2042	1,300	1,381
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2043	925	979
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2044	1,190	1,253
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2045	1,120	1,174
	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2046	1,665	1,733
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,750	1,841
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	1,765	1,850
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	1,600	1,671
	North Texas Municipal Water District Sewer Revenue	5.000%	6/1/2055	13,000	13,216
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2037	2,590	2,049
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.125%	6/1/2054	1,110	984
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	410	445
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	375	404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	730	783
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	3,000	3,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	8,835	8,941
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	5,000	4,484
[14]	Northside Independent School District GO	5.000%	8/15/2036	1,000	1,105
[14]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,062
[14]	Northside Independent School District GO	5.000%	8/1/2040	1,000	1,057
[14]	Northside Independent School District GO	4.125%	8/15/2053	2,685	2,431
[14]	Northside Independent School District GO	5.000%	8/15/2055	8,240	8,479
[14]	Northwest Independent School District GO	5.000%	2/15/2043	650	693
[14]	Northwest Independent School District GO	5.000%	2/15/2049	9,045	9,325
[14]	Paradise Independent School District GO	4.000%	8/15/2038	1,380	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Pearland Independent School District GO	5.000%	2/15/2042	3,000	3,074
[14]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,000	1,024
[14]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,023
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2050	5,000	5,160
[14]	Ponder Independent School District GO	4.000%	2/15/2037	1,935	1,948
[14]	Ponder Independent School District GO	4.000%	2/15/2038	1,000	1,002
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2039	1,170	1,141
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	13,000	13,366
[14]	Princeton Independent School District GO	5.000%	2/15/2042	1,655	1,758
[14]	Princeton Independent School District GO	5.000%	2/15/2043	1,195	1,263
[14]	Princeton Independent School District GO	4.000%	2/15/2049	2,770	2,501
[14]	Prosper Independent School District GO	5.000%	2/15/2042	1,750	1,872
[14]	Prosper Independent School District GO	5.000%	2/15/2043	2,000	2,131
[14]	Prosper Independent School District GO	5.000%	2/15/2044	2,750	2,923
[14]	Prosper Independent School District GO	5.000%	2/15/2045	1,650	1,746
[14]	Prosper Independent School District GO	4.000%	2/15/2053	10,500	9,315
[14]	Prosper Independent School District GO	4.000%	2/15/2054	1,000	884
[14]	Prosper Independent School District GO	5.250%	2/15/2055	5,500	5,755
[14]	Prosper Independent School District GO PUT	4.000%	8/15/2026	985	985
[14]	Quinlan Independent School District GO	5.000%	8/15/2039	590	628
[14]	Quinlan Independent School District GO	5.000%	8/15/2040	725	770
[14]	Richardson Independent School District GO	3.000%	2/15/2036	1,000	910
[14]	Rockwall Independent School District GO	4.000%	2/15/2053	25,435	22,458
[14]	Round Rock Independent School District GO	5.000%	8/1/2043	3,095	3,308
[14]	Round Rock Independent School District GO	5.000%	8/1/2044	3,205	3,409
[1]	Royse City TX GO	4.000%	8/15/2040	2,630	2,545
[14]	Salado Independent School GO	5.000%	2/15/2041	3,330	3,503
[14]	Salado Independent School GO	5.000%	2/15/2042	3,705	3,882
[14]	Salado Independent School GO	5.000%	2/15/2043	1,865	1,949
[14]	Salado Independent School GO	5.000%	2/15/2044	1,400	1,457
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,412
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2037	1,275	1,277
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2038	1,750	1,835
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	2,000	2,075
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2042	3,890	3,688
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	3,270	3,078
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	3,580	3,682
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	45	46
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	15,000	15,705
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	7,500	7,807
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,565	2,566
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	3,145	3,128
	San Antonio TX GO	4.000%	8/1/2035	1,190	1,200
	San Antonio TX GO	4.000%	2/1/2039	6,005	5,851
	San Antonio TX GO	4.000%	2/1/2040	3,280	3,152
	San Antonio TX GO	4.000%	2/1/2041	3,300	3,135
	San Antonio TX GO	4.000%	2/1/2042	2,500	2,349
[14]	San Antonio TX Independent School District GO	4.000%	8/15/2037	1,975	1,980
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2039	3,500	3,718
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2042	795	854
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2043	935	1,000
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2046	1,770	1,873
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2047	2,500	2,628
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2048	3,000	3,137
	San Antonio Water System Water Revenue	4.000%	5/15/2039	3,385	3,314
[14]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2042	3,825	4,054
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	4,490	4,723
[3]	Sands Consolidated Independent School District GO	4.000%	2/15/2048	2,450	2,207
[3]	Sheldon Independent School District GO	4.000%	2/15/2050	3,630	3,237
[14]	Sheldon Independent School District GO	4.000%	2/15/2050	1,250	1,133
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/2053	1,810	1,593
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/2043	500	502
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/2050	1,000	990
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2038	1,000	1,075
[14]	Southwest Independent School District GO	3.000%	2/1/2040	2,395	2,012
[14]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,374
[14]	Spring Branch Independent School District GO	4.000%	2/1/2041	3,150	3,082
	Spring Independent School District GO	4.000%	8/15/2041	5,000	4,696
	Spring Independent School District GO	5.000%	8/15/2047	2,855	2,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Stanton Independent School District GO	5.000%	2/15/2043	2,130	2,239
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,001
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,650	1,724
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,540	1,634
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,920	2,028
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,960	2,059
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	5,800	6,128
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,680	8,267
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	15,000	13,319
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	2,400	2,590
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2035	6,300	6,891
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.000%	9/1/2044	6,240	5,869
[14]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,740	1,825
[14]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	2,350	2,449
	Taylor TX GO	4.125%	8/15/2049	1,515	1,345
	Taylor TX GO	4.125%	8/15/2050	1,615	1,430
[14]	Terrell TX Independent School District GO	5.250%	8/1/2055	4,000	4,171
	Texas A&M University College & University Revenue	5.000%	5/15/2042	2,500	2,678
	Texas A&M University College & University Revenue	5.000%	5/15/2043	2,000	2,134
	Texas A&M University College & University Revenue	5.000%	5/15/2044	2,375	2,522
	Texas A&M University College & University Revenue	5.000%	5/15/2046	1,150	1,207
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	1,945	1,907
	Texas GO	5.000%	10/1/2042	17,130	18,433
	Texas GO	5.000%	10/1/2043	13,080	14,027
	Texas GO	5.000%	10/1/2044	12,500	13,337
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	1,490	1,500
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	185	187
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	1,810	1,822
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	3,055	3,157
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	3,515	3,643
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	10,310	10,728
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	2,650	2,765
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	8,575	8,986
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	12,560	13,382
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	11,790	12,219
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	14,015	14,440
[2]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.250%	3/1/2037	11,150	11,723
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,094
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2050	2,000	2,102
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	5.500%	9/1/2055	3,250	3,395
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	1,000	1,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	1,040	1,046
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	5,000	5,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	2,045	2,047
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	6,500	6,482
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	1,000	991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	7,500	7,406
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	1,000	984
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	3,715	3,637
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	3,190	3,108
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	1,000	969
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	2,150	2,072
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	3,165	3,032
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,000	939
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	4,000	3,735
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	9,320	9,710
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	7,275	7,566
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,050	2,946
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	3,225	3,079
[3]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2038	500	533
[3]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2042	500	523
	Texas State University System College & University Revenue	5.000%	3/15/2047	1,750	1,825
	Texas State University System College & University Revenue	5.000%	3/15/2048	2,000	2,074
	Texas State University System College & University Revenue	4.000%	3/15/2049	5,205	4,689
	Texas State University System College & University Revenue	5.000%	3/15/2049	2,500	2,583
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2043	12,000	12,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2050	15,570	16,433
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	3,100	3,240
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	10,000	10,669
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	2,230	2,230
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	7,000	7,039
	Texas Water Development Board Water Revenue	4.000%	8/1/2036	6,000	6,059
	Texas Water Development Board Water Revenue	3.000%	10/15/2038	3,075	2,646
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	3,780	3,878
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	13,500	12,880
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	4,210	4,269
	Texas Water Development Board Water Revenue	5.000%	8/1/2043	6,675	7,026
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	10,725	10,101
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	2,925	2,956
	Texas Water Development Board Water Revenue	5.000%	8/1/2045	1,100	1,162
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	1,685	1,493
[14]	Thorndale TX Independent School District GO	4.000%	8/15/2049	5,915	5,327
[14]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,521
[14]	Tomball Independent School District GO	3.875%	2/15/2043	4,810	4,316
[14]	Tomball Independent School District GO	5.000%	2/15/2044	3,815	4,022
[14]	Tomball Independent School District GO	5.000%	2/15/2045	1,500	1,574
	Travis County TX GO	5.000%	3/1/2039	5,000	5,138
	Travis County TX GO	3.000%	3/1/2040	1,000	839
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2041	700	737
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2043	825	864
	University of Houston College & University Revenue	4.000%	2/15/2030	610	610
	University of Houston College & University Revenue	3.000%	2/15/2034	10,605	9,938
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,000	1,100
	University of North Texas System College & University Revenue	5.000%	4/15/2044	3,890	3,950
[14]	Van Alstyne Independent School District GO	4.000%	2/15/2048	1,580	1,442
[14]	Victoria Independent School District GO	4.000%	2/15/2048	2,580	2,342
[14]	Waco Independent School District GO	4.125%	8/15/2053	1,100	996
	Waco TX GO	4.000%	2/1/2040	7,930	7,605
	Waco TX GO	4.000%	2/1/2041	8,260	7,864
	Waco TX GO	4.000%	2/1/2048	5,120	4,605
[3]	Waller Consolidated Independent School District GO	5.000%	2/15/2038	3,860	4,108
[3]	Waller Consolidated Independent School District GO	5.000%	2/15/2039	5,235	5,528
[3]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	2,000	1,711
[14]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,390	1,496
[14]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,520	1,618
	Wichita County TX GO	5.000%	2/15/2043	1,595	1,681
[14]	Wichita Falls Independent School District GO	3.000%	2/1/2040	3,000	2,527
[14]	Ysleta Independent School District GO	4.000%	8/15/2050	10,000	8,879
					2,091,160
Utah (1.8%)
	Bountiful UT Sales Tax Revenue	4.000%	7/1/2048	1,180	1,083
	Cache County School District GO	4.000%	6/15/2040	4,810	4,790
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2043	4,290	4,113
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2045	1,085	1,009
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/2049	8,730	7,910
	Davis School District GO	4.000%	6/1/2041	6,055	5,925
	Davis School District GO	4.000%	6/1/2042	6,295	6,155
[4]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.875%	3/1/2051	500	506
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2041	1,105	1,198
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2045	1,250	1,340
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	440	477
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	510	553
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	620	669
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	1,410	1,518
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	1,820	1,951
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2050	22,715	24,294
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	36,180	38,273
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,675	3,890
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,355	3,535
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	6,675	6,941
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	3,390	3,548
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	9,500	9,871
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	6,000	6,227
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,046
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,120	2,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	10,235	10,773
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	11,035	11,163
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2041	6,690	7,158
	Lomond Heights Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2055	245	243
[4]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	520	544
[4,8]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	3,619	3,166
	Murray City Municipal Building Authority Lease (Appropriation) Revenue	4.000%	12/1/2050	1,000	882
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2037	300	327
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2038	250	270
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2039	250	268
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2042	1,325	1,250
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2043	1,500	1,413
[3]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/2044	800	749
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/2045	3,000	2,371
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2036	5,810	5,868
	Salt Lake City Corp. GO	3.000%	6/15/2041	1,185	972
	Salt Lake City School District GO	5.000%	3/1/2037	7,420	8,282
	Salt Lake County Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2046	1,785	1,866
	University of Utah College & University Revenue	4.000%	8/1/2034	1,175	1,178
	University of Utah College & University Revenue	4.000%	8/1/2039	4,000	3,842
	University of Utah College & University Revenue	5.000%	8/1/2039	1,000	1,069
	University of Utah College & University Revenue	4.000%	8/1/2040	3,000	2,864
	University of Utah College & University Revenue	5.000%	8/1/2045	1,635	1,746
	University of Utah College & University Revenue	5.000%	8/1/2046	1,860	1,973
	University of Utah College & University Revenue	5.000%	8/1/2047	4,020	4,238
	University of Utah College & University Revenue	5.250%	8/1/2048	2,405	2,530
	University of Utah College & University Revenue	4.000%	8/1/2051	1,500	1,329
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2038	720	725
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	1,475	1,527
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/2043	1,150	1,151
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2044	625	629
[4]	Utah City West Public Infrastructure District No.1 Special Assessment Revenue	5.875%	12/1/2055	1,450	1,467
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	2,500	2,579
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/2050	5,795	4,189
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	5,665	6,119
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,535	1,667
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,940	3,201
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	28,070	30,864
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,780	6,372
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,795	6,478
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,345	1,508
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	7,265	8,197
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	5,125	5,730
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	1,165	1,165
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2042	7,140	7,600
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	1,265	1,286
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	15,000	15,729
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/2044	3,125	3,217
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2037	1,565	1,730
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2038	1,855	2,035
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2039	1,950	2,122
	Weber Fire District Local Building Authority Lease (Appropriation) Revenue	5.000%	4/1/2042	1,520	1,626
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2041	3,660	3,644
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2042	3,810	3,793
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2043	3,960	3,940
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/2044	1,970	1,930
					349,586
Vermont (0.1%)
	Burlington VT GO	5.000%	11/1/2042	1,865	1,996
	Burlington VT GO	5.000%	11/1/2043	1,955	2,085
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2041	2,720	2,633
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2042	2,215	2,132
	University of Vermont & State Agricultural College & University Revenue	4.000%	10/1/2043	2,960	2,828
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	2,850	2,467
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	3,500	3,661
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/2050	2,505	2,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,355	1,493
					21,541
Virginia (1.4%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,000	984
	Arlington County VA GO	2.500%	8/15/2029	5,000	4,867
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,260	5,276
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,685	4,671
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	5,711	4,848
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/2039	1,525	1,621
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/2036	2,000	1,832
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/2032	11,190	11,194
[7,10]	Freddie Mac Multifamily ML Certificates	4.157%	5/25/2041	13,796	13,476
[7,10]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	7,782	6,784
[4,7,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,668	8,996
[7,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.004%	1/25/2040	9,438	9,110
[7,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.417%	8/25/2040	6,860	6,912
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	19,638	19,928
[7,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.568%	4/25/2042	6,998	7,123
[7]	Freddie Mac Pool	3.600%	1/1/2041	7,286	6,474
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	6,000	5,461
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2064	1,735	1,800
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	700	631
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	10,460	10,679
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2050	3,305	2,784
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,000	1,055
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/2053	855	927
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/2058	3,200	3,475
	Loudoun County CA Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	1.980%	6/1/2058	2,241	1,350
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/2046	1,000	1,049
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2051	2,720	2,869
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2056	2,990	3,124
[4]	Newport News IDA Revenue	5.330%	7/1/2045	7,000	6,885
	Norfolk VA GO	5.000%	9/1/2041	1,680	1,768
	Norfolk VA GO	5.000%	9/1/2042	1,445	1,515
	Norfolk VA GO	5.000%	9/1/2043	1,445	1,512
	Norfolk VA GO	5.000%	9/1/2044	2,545	2,657
	Norfolk VA GO	5.000%	9/1/2045	2,545	2,654
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,972	1,955
	Richmond VA GO	2.000%	7/15/2034	2,570	2,169
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/2042	500	484
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2045	3,865	4,129
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2046	2,500	2,651
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2048	5,000	5,233
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,258	2,117
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2041	1,405	1,393
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2042	2,000	1,968
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/2043	1,890	1,853
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	2,570	2,805
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	2,035	2,211
	Virginia Beach VA Storm Water Utility Water Revenue	4.000%	11/15/2049	4,750	4,377
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	3,000	2,520
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,129
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	2,720	2,504
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/2043	1,225	1,022
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2036	4,880	4,965
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2037	5,075	5,139
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2035	935	953
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/2038	905	909
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2039	4,450	4,175
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	8,050	7,035
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	2,525	2,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2054	4,000	4,096
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	9,205	9,443
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	4,795	5,164
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,740	2,847
					258,147
Washington (1.6%)
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2036	1,670	1,781
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,000	1,050
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2048	5,000	4,918
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	270	289
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	590	628
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	794
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	10,090	10,471
	King County Public Hospital District No. 2 GO	5.500%	12/1/2050	3,830	4,055
	King County Public Hospital District No. 2 GO	5.500%	12/1/2054	10,070	10,567
	King County School District No. 403 Renton GO	4.000%	12/1/2039	2,205	2,162
	King County School District No. 403 Renton GO	4.000%	12/1/2040	2,850	2,783
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	836
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	823
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	961
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2049	3,585	3,709
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,950	1,956
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	9,000	8,374
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.250%	12/1/2055	4,000	4,167
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,761
	Washington GO	5.000%	6/1/2042	1,250	1,282
	Washington GO	5.000%	6/1/2042	20	21
	Washington GO	5.000%	2/1/2043	1,605	1,658
	Washington GO	5.000%	6/1/2044	7,385	7,630
	Washington GO	5.000%	6/1/2045	7,755	7,994
	Washington GO	5.000%	2/1/2046	10,985	11,614
	Washington GO	5.000%	2/1/2047	27,285	28,692
	Washington GO	5.000%	6/1/2047	3,365	3,489
	Washington GO	5.000%	6/1/2047	14,495	15,263
	Washington GO	5.000%	6/1/2048	31,345	32,827
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,390	2,543
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	5,405	5,894
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	5,960	6,511
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	5,000	4,585
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	2,500	2,587
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	1,830	1,668
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	2,250	2,317
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	8,750	7,409
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,060	3,182
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,190	9,592
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2050	1,400	1,164
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2042	975	808
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2046	2,205	1,778
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	8,000	8,070
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	130	122
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	1,000	1,034
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	4,460	3,622
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2048	5,500	4,909
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	31,225	29,520
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	8,740	8,003
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.080%	11/20/2041	6,292	5,919
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.080%	11/20/2041	6,128	5,527
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.085%	3/1/2050	5,417	5,166
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	2,000	1,954
[4]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/2053	3,000	3,142
	Washington State University College & University Revenue	5.000%	4/1/2039	2,695	2,914
					303,495
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	305	305
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2034	7,595	7,603
	West Virginia GO	5.000%	12/1/2045	1,000	1,043
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	3,080	3,246
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	4,000	4,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/2042	6,265	6,605
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	2,805	2,974
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,000	4,010
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,124
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2048	2,590	2,718
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2048	15,175	16,189
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	9,760	10,212
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	2,500	2,095
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	6,010	5,516
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,980	1,770
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2044	1,500	1,562
[3]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2050	1,375	1,426
[3]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2056	7,750	7,996
					84,663
Wisconsin (1.6%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2034	7,120	7,899
	Central Brown County Water Authority Water Revenue	5.000%	11/1/2035	6,480	7,201
	Madison WI Metropolitan School District GO	4.000%	3/1/2036	2,460	2,486
[3]	Milwaukee WI GO	5.000%	4/1/2027	1,920	1,948
	Milwaukee WI GO	3.000%	4/1/2032	4,820	4,564
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2038	1,915	1,997
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2039	1,100	1,142
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2040	800	828
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2041	1,000	1,033
[1]	Monona Grove WI School District GO	3.000%	5/1/2034	2,195	2,040
[1]	Monroe WI School District GO	5.000%	3/1/2037	775	814
[1]	Monroe WI School District GO	5.000%	3/1/2038	700	732
[1]	Monroe WI School District GO	4.000%	3/1/2039	1,855	1,820
	Neenah Joint School District GO	3.000%	3/1/2031	1,960	1,905
	Neenah Joint School District GO	3.000%	3/1/2032	3,735	3,602
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	163
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2048	1,530	1,433
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	360	318
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2051	1,000	795
[4]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	160	137
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	4,135	3,781
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,005	894
[4]	Public Finance Authority Charter School Aid Revenue	5.700%	2/1/2056	300	292
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	9,201	9,449
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,145	945
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,000	878
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2040	815	797
	Public Finance Authority College & University Revenue	5.250%	3/1/2047	225	228
	Public Finance Authority College & University Revenue	4.750%	3/1/2052	390	363
	Public Finance Authority College & University Revenue	5.125%	4/1/2052	5,000	4,463
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	3,000	2,163
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	351
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	399
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	326
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	300
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	316
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	9,620	8,644
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2046	8,000	6,285
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,700	2,128
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	6,250	5,286
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,553
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	1,500	1,126
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	4,500	3,929
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	1,125	798
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	3,000	3,100
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	6.000%	12/1/2055	1,115	1,123
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	1,596	1,565
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	4,605	2,267
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	8,495	4,320
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	16,197	16,199
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	890	882
	Public Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/1/2036	2,890	2,828
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,617	7,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	2,283	2,198
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	2,422	2,230
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.147%	1/20/2041	6,651	6,010
	Public Finance Authority Local or Guaranteed Housing Revenue	5.400%	6/20/2044	2,922	3,007
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/20/2044	1,965	1,999
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	3,000	2,799
	Public Finance Authority Local or Guaranteed Housing Revenue (Forest View Apartments Project)	4.000%	8/1/2036	2,165	2,115
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	1,008
[1]	Racine Unified School District GO	5.000%	4/1/2041	1,215	1,265
[3]	Racine Unified School District GO	4.000%	4/1/2042	3,555	3,451
[1]	Racine Unified School District GO	4.000%	4/1/2044	5,300	5,044
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	195
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	265	288
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	195
	Sheboygan Area School District GO	3.000%	3/1/2042	1,700	1,406
	Sheboygan Area School District GO	3.000%	3/1/2043	1,755	1,441
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/2036	1,250	1,256
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	1,000	1,001
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	1,080	1,081
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	15,000	15,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2034	5,630	5,628
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2035	5,055	5,022
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,600	1,586
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	15,000	15,023
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	5,000	4,891
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,038
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	700	722
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,450	1,516
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,930	2,942
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,925	1,997
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,395	4,630
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2044	1,305	1,367
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,025	1,059
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,265	2,329
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	3,765	3,368
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	4,450	4,697
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	2,550	2,175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	4,645	4,779
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	11,035	11,309
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,565
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,324
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,765	2,719
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/2053	2,830	2,917
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/2054	3,840	4,097
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	2,775	2,986
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	3,545	3,823
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2057	3,870	4,247
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	440	440
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	3,500	3,500
					305,440
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	35	34
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	660	543
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	2,205	2,363
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2056	1,245	1,380
					4,320
Total Tax-Exempt Municipal Bonds (Cost $18,720,683)					18,215,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	27,455	19,561
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	10,048	7,335
Total Taxable Municipal Bonds (Cost $23,092)					26,896
				Shares
Temporary Cash Investments (4.2%)
Investment Company (4.2%)
[15]	Vanguard Municipal Low Duration Fund (Cost $811,147)	2.621%		81,117,966	811,180
Total Investments (99.7%) (Cost $19,554,922)					19,053,370
Other Assets and Liabilities—Net (0.3%)					49,572
Net Assets (100%)					19,102,942
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $429,398, representing 2.2% of net assets.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/2026	RBC	9,740	Buy	5-Year MMD AAA General Obligation Scale	2.790%	(54)	—	(54)
8/20/2026	MSBNA	5,440	Buy	5-Year MMD AAA General Obligation Scale	2.840%	(16)	—	(16)
9/9/2026	WFB	18,000	Buy	10-Year MMD AAA General Obligation Scale	3.080%	517	517	—
9/10/2026	JPMC	20,000	Buy	10-Year MMD AAA General Obligation Scale	3.190%	(358)	—	(358)
9/10/2026	WFB	20,000	Buy	10-Year MMD AAA General Obligation Scale	3.080%	577	577	—
9/10/2026	MSBNA	18,000	Buy	10-Year MMD AAA General Obligation Scale	3.220%	(268)	—	(268)
9/25/2026	JPMC	8,130	Buy	10-Year MMD AAA General Obligation Scale	3.360%	(26)	—	(26)
9/28/2026	JPMC	4,030	Buy	10-Year MMD AAA General Obligation Scale	3.400%	1	1	—
9/28/2026	RBC	805	Buy	10-Year MMD AAA General Obligation Scale	3.500%	8	8	—
9/30/2026	JPMC	1,610	Buy	10-Year MMD AAA General Obligation Scale	3.450%	8	8	—
5/20/2027	JPMC	20,160	Buy	20-Year MMD AAA General Obligation Scale	4.480%	177	177	—
						566	1,288	(722)
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $142 in connection with open over-the-counter municipal market rate lock contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at July 31, 2026.
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	18,215,294	—	18,215,294
Taxable Municipal Bonds	—	26,896	—	26,896
Temporary Cash Investments	811,180	—	—	811,180
Total	811,180	18,242,190	—	19,053,370
Derivative Financial Instruments
Assets
Swap Contracts	—	1,288	—	1,288
Liabilities
Swap Contracts	—	(722)	—	(722)